                                LEND LEASE FUNDS

                   LEND LEASE U.S. REAL ESTATE SECURITIES FUND

                                 CLASS A SHARES

                              ---------------------

                                   PROSPECTUS


                                  March 1, 2000


--------------------------------------------------------------------------------

        The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


                                                                            Page

KEY INFORMATION ABOUT THE FUND.................................................3
        Investment Objective...................................................3
        Principal Investment Strategies........................................3
        Principal Risk Factors.................................................4

FEES AND EXPENSES OF THE FUND..................................................5
        Shareholder Fees.......................................................5
        Fees and Expenses......................................................6
        Example................................................................6

OTHER INFORMATION REGARDING INVESTMENT PRACTICES...............................7
        Companies Principally Engaged in the U.S. Real Estate Industry.........7
        Mortgage and Hybrid REITs..............................................7
        REOCs..................................................................7
        Year 2000..............................................................7
        Restricted Securities..................................................8
        Defensive Investing....................................................8
        Cash Position..........................................................8

INVESTMENT MANAGEMENT..........................................................8
         Who are Lend Lease Rosen and Lend Lease Real Estate Investments.......8
         Portfolio Managers....................................................9

BUYING, SELLING AND EXCHANGING
SHARES........................................................................10
         Before You Invest....................................................10
         How to Purchase Shares...............................................11
         How to Sell Shares...................................................15
         Making Changes to Your Account.......................................19

SPECIAL FEATURES AND SERVICES.................................................19
         ACH Transactions.....................................................19
         Automated Telephone Service..........................................19
         Automatic Investment Plan............................................20

OTHER SHAREHOLDER INFORMATION.................................................20
         Shareholder Communications...........................................20
         Transactions Through Financial Services Agents and Sub-Agents........21

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................21


                                      (i)


         Dividends and Distributions..........................................21
         Taxes................................................................22





                                       (ii)

                         KEY INFORMATION ABOUT THE FUND

        This Prospectus contains important information for anyone interested in investing in Class A Shares of LEND LEASE U.S. REAL ESTATE SECURITIES FUND (the "Fund"), a series of LEND LEASE FUNDS. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.


INVESTMENT OBJECTIVE

The Fund's objective is total return from a combination of dividend income and long-term growth by investing principally in real estate securities.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing at least 85% of its assets in equity securities of companies principally engaged in the U.S. real estate industry.

Lend Lease Rosen Real Estate Securities LLC ("Lend Lease Rosen" or the "Sub-Adviser") manages the Fund's day to day investment activity. The process of selecting portfolio positions is a two-part process involving both an analysis of property sectors (a top down approach) and an analysis of individual companies within the selected property sectors (a bottom up approach).

First, the top down process is used to identify promising property sectors of the U.S. real estate market. In conducting this analysis, the Sub-Adviser relies on proprietary real estate transaction databases, supply and demand forecasts for various property types such as residential, commercial and industrial real estate and local market intelligence from an extensive network of affiliates around the country engaged in various aspects of the real estate industry and its own subjective views of the market for real estate and real estate securities. The Fund ordinarily expects to be invested in at least four property sectors of the real estate market but, if conditions warrant, may focus its investments more narrowly. The property sectors identified through the top down process yield a universe of companies from which the Sub-Adviser then selects Fund investments. The Sub-Adviser evaluates potential investments based on a variety of factors including overall investment strategy, strength of company management, fundamental analysis of financial statements and yields.

A substantial portion of the Fund's portfolio at any given time may be invested in real estate investment trusts ("REITs"). Furthermore, the Fund expects under normal circumstances to invest principally in what are known as "equity REITs". An equity REIT owns or leases real estate and realizes a return on its holdings primarily from rental income although it may also realize gains (or losses) by selling properties in its portfolio. Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms, and property maintenance and repair.





- REITs invest shareholder capital in real estate or real estate-related loans, interests or securities. A REIT is not taxed on income distributed to shareholders if it complies with certain federal tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes the vase majority of its taxable income to shareholders each year. As a consequence, REITs generally focus on income-producing real estate investments.


The Fund expects its investments to be primarily in companies contained in the Wilshire REIT Index (the "Wilshire Index") having market capitalization that fall in the upper two-thirds of the range of market capitalizations represented in the Wilshire Index. These companies include those with large, medium and small capitalizations.

- The Wilshire Index is an unmanaged securities index designed to measure the performance of U.S. publicly traded REITs. The composition of the Wilshire Index is determined by Wilshire Associates Incorporated and includes REITs representing a variety of property types. The Wilshire Index currently consists entirely of equity REITs. As of January 31, 2000, 106 securities were included in the Wilshire Index, with a total market capitalization of approximately $102 billion.

Under normal circumstances, the Fund's portfolio turnover in anticipated to be low, not exceeding 80% per year.


PRINCIPAL RISK FACTORS

        The principal risks of investing in the Fund are the risks generally associated with investing in stocks and the risks specific to investing in the real estate industry. Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC. The Fund's share price will fluctuate, and it is possible to lose money by investing in the Fund.

- Risks of Investing in Stocks. A company's stock price may fluctuate due to circumstances unique to that company. For example, a company's business prospects may affect its stock price. If investors believe the company's business prospects are good, they will generally be willing to pay higher prices for its stock. If these expectations are not met, or if expectations are lowered, the price of the securities will tend to drop. A stock's price will also tend to rise and fall as a result of investors' perceptions of the market as a whole. In other words, if the stock market drops in value, the value of the Fund's portfolio of investments is also likely to decrease in value. The increase or decrease in the value of the Fund's investments in response to this phenomenon may be proportionally more or less than the increase or decrease in the value of the market. The share prices of stock issued by medium capitalization issuers will generally fluctuate more than those of large capitalization issuers, and the share price of small capitalization issuers will generally fluctuate more than those of medium and large capitalization issuers. To the extent the Fund invests in small and medium capitalization issuers, the Fund's share price may be more volatile than if the Fund restricted its portfolio to large capitalization issuers.

- Risks of the Real Estate Industry. The stock prices of companies in the real estate industry are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws which could negatively affect their value.

- Risks of REITs. REITs are dependent upon specialized management skills. They also have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Furthermore, some REITs have relatively small market capitalizations, which tends to increase the volatility of their securities.

- Industry Concentration. Because the Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a fund representing a broader range of industries. In addition, market performance tends to be cyclical and, in the various cycles, certain industries and investment approaches may fall in and out of favor. If the market does not currently favor the real estate industry or the Fund's investment approach, the Fund's gains may not be as big or its losses may be bigger than other equity funds investing in different industries or using different investment approaches.

- Non-diversified status. The Fund is not "diversified" within the meaning of the Investment Company Act of 1940. This means that, compared with "diversified" funds, it may invest a relatively greater portion of its assets in any single issuer. As a result, the Fund may be more susceptible to negative developments affecting a single issuer.

                                FUND PERFORMANCE

        Because the Fund is new and has not completed a full calendar year's operations, performance information is not included in this Prospectus. To obtain the Fund's performance information after its first full calendar quarter of operations, please call the Fund at 1-877-LND-LEAS (1-877-563-5327).

                          FEES AND EXPENSES OF THE FUND

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) CLASS A SHARES


Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of the offering price) .........................................    5.75%
Maximum Contingent Deferred Sales Charge (Load).....................................    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and Other Distributions..........................................................    None
Redemption Fee (within 12 months of purchase).......................................    1.00%*
Exchange Fee........................................................................    None


FEES AND EXPENSES
CLASS A SHARES


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee**....................................................................     .80%
Distribution and Service (12b-1) Fees...............................................     .25%
Other Expenses***...................................................................    1.70%
Total Annual Fund Operating Expenses****............................................    2.75%
Fee Waiver and/or Expense Reimbursement.............................................    1.25%
Net Expenses........................................................................    1.50%



         * If you redeem your Class A shares within 12 months of your purchase, you will be subject to a redemption fee of 1.00% of the net asset value of your shares on the redemption date. Please see "Redemption Fee" under the caption "Additional Redemption Provisions" for more information. In addition, the Fund charges a $10 fee for redemptions made by wire.
         ** The Management Fee includes the fees paid to both Lend Lease Real Estate Investments, Inc., the Fund's investment adviser (the "Adviser") and the Sub-Adviser.
         *** Because the Fund is new, Other Expenses are based on estimated amounts for the current fiscal year. **** The Adviser and the Sub-Adviser have contractually agreed to limit the Total Annual Fund Operating Expenses of Class A shares to 1.50% through January 31, 2002 subject to later reimbursement by the Fund in certain circumstances. After January 31, 2002 the expense limitation may renew for annual periods under certain conditions.



EXAMPLE

         The following Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                    1 YEAR+              3 YEARS+
                                    -------              --------
              Class A                 $933                $1,379


+ Taking the current expense limitation into account, your costs for the Fund's Class A shares would be:


                                    1 YEAR               3 YEARS
                                    ------               -------
              Class A                 $816                $1,149


                OTHER INFORMATION REGARDING INVESTMENT PRACTICES

Companies or issuers in the U.S. real estate industry in which the Fund may invest include among others: real estate investment trusts ("REITs"), companies that invest in interests in real estate, real estate developers and brokers, real estate operating companies ("REOCs"), companies with substantial real estate holdings (such as hotel companies, and land-holding companies), as well as companies whose products and services are significantly related to the real estate industry such as building supply manufacturers, mortgage lenders and mortgage servicing companies.

COMPANIES PRINCIPALLY ENGAGED IN THE U.S. REAL ESTATE INDUSTRY
For purposes of the Fund's investment policies, a company is considered to be principally engaged in the U.S. real estate industry if the Fund's Sub-Adviser determines that the company (i) derives at least 50% of its revenues or profits from the ownership, renting, leasing, construction, management, development, financing or sale of commercial, industrial and residential real estate or related interests or (ii) has at least 50% of the value of its assets invested in U.S. commercial, industrial and residential real estate. Equity securities include common stock, preferred stock, partnership interests and other instruments evidencing an ownership interest in an issuer as well as rights, warrants and securities convertible into equity securities.


MORTGAGE AND HYBRID REITS

In addition to equity REITs, there are two other generally recognized categories of REITs- mortgage REITs and hybrid REITs. A mortgage REIT invests primarily in loans secured by real estate and derives its income primarily from interest payments on its mortgage loans. A hybrid REIT combines the characteristics of both equity REITs and mortgage REITs, generally by holding both ownership and mortgage interests in real estate.

REOCS

The Fund may invest in REOCs from time to time. Like REITs, REOCs may invest in, own and manage real estate properties. REOCs do not however, elect to qualify for the federal income tax treatment accorded REITs. As a consequence, REOCs generally offer investment potential more from capital growth and less from dividend income than do REITs.

YEAR 2000

Although the year 200 has begun, the "Year 2000 problem," a date-related computer issue, may still have an adverse impact on the Fund's operations. To avoid problems of this nature, the Fund has verified that all its internal systems are Year 2000 compliant (able to handle dates past 1999), and has taken steps to address this problem with its Adviser and Sub-Adviser and with other Fund service providers and vendors. The Fund has received assurances from each of its key service providers that the service provider's systems and products are Year 2000 compliant. The Fund cannot, however, be completely certain that all third parties on which it is directly or indirectly dependent for services are Year 2000 compliant. It is also still possible that an issuer of securities held by the Fund could experience a Year 2000 problem whose adverse effects result in lower prices for those securities. The Fund will continue to monitor developments relating to the Year 2000 problem.

RESTRICTED SECURITIES

The Fund may purchase restricted securities. Any security whose resale is restricted can be difficult to sell at a desired time and price. Owning a large percentage of restricted securities could hamper the Fund's ability to raise cash to meet redemptions. Also, in the absence of an established securities market, the Fund may have to estimate the value of restricted securities it holds which adds a subjective element to valuation of the Fund.

DEFENSIVE INVESTING

During unusual market conditions, the Fund may place up to 100% of its total assets in cash or quality short-term debt securities including repurchase agreements. Defensive investing may prevent the Fund from achieving its investment objective.

CASH POSITION

As a means of maintaining consistent investment performance and preserving capital in adverse market conditions, the Fund may invest up to 15% of its assets in cash or cash equivalents. These investments may include repurchase agreements which involve the Fund's buying securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.


                              INVESTMENT MANAGEMENT

WHO ARE LEND LEASE ROSEN AND LEND LEASE REAL ESTATE INVESTMENTS?

Lend Lease Real Estate Investments, Inc. (the Adviser), Monarch Tower, 3424 Peachtree Road, N.E., Suite 800, Atlanta, Georgia 30326, is the Fund's Adviser. The Adviser is a wholly-owned subsidiary of Lend Lease Corporation Limited, an integrated property and financial service company listed on the Australian and New Zealand stock exchanges with a market capitalization at December 31, 1999 of approximately U.S. $6 billion. The Adviser is a full-service real estate investment advisor with substantial experience in investing and managing commercial real estate assets for institutional lenders and owners. As of December 31, 1999, the Adviser managed approximately $31 billion in U.S. assets on behalf of its clients and investors in its funds, which include a wide variety of public and corporate pension funds, insurance companies, endowments, foundations and foreign institutions. The Adviser is also one of the leading advisors to pension funds regarding investments in U.S. real estate. The Adviser is co-headquartered in New York, New York and Atlanta, Georgia.

Lend Lease Rosen Real Estate Securities, LLC (the Sub-Adviser), 1995 University Avenue, Suite 550, Berkeley, California 94704, is responsible for the day to day management of the Fund's investment program. Lend Lease Rosen is a real estate investment management company founded in 1993 by Dr. Kenneth T. Rosen. In 1997, the Adviser acquired a 50% interest in the

Sub-Adviser. As of December 31, 1999, assets under management were approximately $892 million. Lend Lease Rosen is a research driven investment management firm managing assets principally on behalf of institutional investors. Lend Lease Rosen uses both a top down and bottom up approach to construct the investment portfolios it manages.

The Fund pays an annual fee of .80% of its average daily net assets for the services provided by the Adviser and the Sub-Adviser.

The Adviser and Sub-Adviser have contractually agreed to limit the total operating expenses of the Fund's Class A shares to 1.50% of the average daily net assets through January 31, 2002. After that date, the expense limitation will renew for one year periods if certain conditions are met. With respect to each waiver or reimbursement in connection with maintaining the expense limitation, the Fund is obligated to repay the amount waived or reimbursed to the extent that repayment would not cause the Fund's total operating expenses for the year in which the repayment is made to exceed 1.50% of the Fund's average daily net assets. The Fund's repayment obligation with respect to a particular waiver or reimbursement ends with the third anniversary of the waiver or reimbursement.

PORTFOLIO MANAGERS

The Fund is managed by a portfolio management team that includes Michael A. Torres (portfolio manager), Jennifer Nichols and Greg Prophet (portfolio analysts). They are responsible for the day to day management of the Fund and the selection of the Fund's investments.

Michael Torres is co-president of the Sub-Adviser and has 13 years of real estate and securities research experience. Mr. Torres joined the Sub-Adviser in February 1995 and is responsible for its operations, client services and research. Prior to joining the Sub-Adviser, Mr. Torres was Director of real estate and Portfolio Manager at Wilshire Associates from 1990 to 1995. He has a B.A. in architecture and a M.B.A. in economics from the University of California, Berkeley.

Jennifer Nichols, CPA, is a Vice President of the Sub-Adviser and oversees research for the Sub-Adviser with responsibility for company-specific research and portfolio strategy. Ms. Nichols joined the Sub-Adviser in 1998 and has a B.A. from the University of California, Santa Barbara and an M.B.A. from the University of California, Berkeley. Prior to joining the sub-adviser. Ms. Nichols was a research analyst at Montgomery Securities from 1996 to 1998. Prior to this, she was a Portfolio Administrator at Barclay's Global Investors.

Gregory Prophet is a Vice President of the Sub-Adviser and is responsible for company-specific research and oversees the Sub-Adviser's proprietary quantitative model. Mr. Prophet has been with the Sub-Adviser for 5 years and has a B.A. from the University of California, Los Angeles and an M.B.A. from the University of California, Berkeley.

                      BUYING, SELLING AND EXCHANGING SHARES

BEFORE YOU INVEST

AVAILABLE SHARE CLASSES. The Fund offers investors three different classes of shares - Class A, Class K and Class Y. Class A shares are described in this prospectus. The different classes represent investments in the same portfolio of securities, but each class has different expenses and will likely have different share prices. When you buy shares, remember to specify the class of shares you want to buy. If you do not choose a class, your investment will be made in Class A shares.

- Class A Shares. If you buy Class A shares, you will pay an up-front sales charge, or "load" and will be subject to a Redemption Fee (for shares sold within twelve months of purchase) and Distribution and Service Fees. See, "How to Purchase Shares," below, for information on the applicable sales charge rates and Distribution and Service Fees. See, "How to Sell Shares," below, for more information on the Redemption Fee.

Class K and Class Y shares, which are sold by a different prospectus, do not have an up-front sales charge or redemption fee. Class K shares which, like Class A shares, are subject to Distribution and Service Fees are sold only to Registered Investment Advisers. Class Y shares are not subject to Distribution and Service Fees, but do have higher investment minimums. Call 1-877-LND-LEAS (1-877-563-5327) for more information about Class K and Class Y shares. You should be aware that financial service firms may receive different compensation depending upon which class of shares they sell.

ACCOUNT REGISTRATION. When purchasing shares, you need to select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Fund can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine what form of account registration best meets your needs.

Available forms of registration include:

- Individual ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.
- Joint ownership. Two or more individuals may open an account together as joint tenants with right of survivorship, tenants in common or as community property.
- Custodial account. You may open an account for a minor under the Uniform Gift to Minors Act/Uniform Transfers to Minors Act for your state of residence.
- Business/trust ownership. Corporations, trusts, charitable organizations and other businesses may open accounts.




ACCOUNT MINIMUMS. You also need to decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts. The Fund may waive the minimum investment amounts at any time.


--------------------------------------------------------------------------------
TYPE OF ACCOUNT                       INITIAL MINIMUM        ADDITIONAL MINIMUM
                                          PURCHASE                PURCHASE
--------------------------------------------------------------------------------

Regular (Individual, joint,               CLASS A                  CLASS A
business or trust)                        $10,000                   $250
--------------------------------------------------------------------------------
Gifts to Minors (UTMA/UGMA)               CLASS A                  CLASS A
                                          $10,000                   $250
--------------------------------------------------------------------------------
Automatic Investment Plan                 CLASS A                  CLASS A
                                          $5,000                    $250
--------------------------------------------------------------------------------



DETERMINING YOUR SHARE PRICE. The price at which you purchase and sell the Fund's shares is called the Fund's net asset value ("NAV") per share. The Fund calculates NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. The Fund calculates its NAV as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Exchange is open for trading. The Fund does not calculate NAV on days the Exchange is closed (including national holidays and Good Friday). NAV is determined separately for each class of shares. The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by the Fund or other financial intermediary with the authority to accept orders on the Fund's behalf.

The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations to price a security. If a security does not have a readily available market quotation, the Fund values the security based on fair value, as determined in good faith in accordance with the guidelines established by the Fund's board of trustees. The Fund may use pricing services to assist in the determination of market value.

HOW TO PURCHASE SHARES

You can buy shares directly from the Fund or through a broker-dealer or other institution that the Fund has authorized to sell shares.

CLASS A SHARES. Class A shares are sold at their offering price, which is net asset value plus an initial sales charge. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Fund's distributor or allocated to your dealer as a commission. The current sales charge rates are as follows:



--------------------------------------------------------------------------------------------------------------------
    AMOUNT OF PURCHASE                              SALES CHARGE                        SALES CHARGE  (AS A % OF NET
                                                    (AS A % OF OFFERING PRICE)          AMOUNT INVESTED)
--------------------------------------------------------------------------------------------------------------------

Less than $100,000                                           5.75%                              6.10%
--------------------------------------------------------------------------------------------------------------------
$100,000 or more but less than $250,000                      4.75%                              4.99%
--------------------------------------------------------------------------------------------------------------------
$250,000 or more but less than $500,000                      3.75%                              3.90%
--------------------------------------------------------------------------------------------------------------------
$500,000 or more but less than $1,000,000                    2.75%                              2.83%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
$1,000,000 and over                                          None                               None
--------------------------------------------------------------------------------------------------------------------

If you sell your Class A shares within 12 months of purchase, a 1% redemption fee will be deducted from your redemption proceeds. However, there is no charge upon the redemption of any share appreciation or reinvested dividends. The redemption fee, which is paid to the Fund, is designed to reimburse the Fund for the brokerage and other transaction costs associated with short-term trading.

Front-end sales charge exemptions. Various individuals and institutions may purchase Class A shares without a front-end sales charge, including:

- Investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting, or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent.
- Shareholders who automatically reinvest their dividends or capital gains in additional shares, with respect to shares purchased through automatic reinvestment;
- Certain retirement plans, such as profit-sharing, pension, 401(k), SEP-IRAs and Simple IRAs, deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b), or 457 of the Internal Revenue Code, and "Rabbi Trusts;"
- Shareholders who have taken a distribution from a retirement plan invested in shares of the Fund. This exemption applies to the extent of the distribution, provided that such distribution is reinvested within 90 days of the payment date;
- Individual accounts of registered brokers and dealers who have entered into sales or service agreements with the Distributor and who have achieved certain sales objectives of the Fund;
- Individual accounts of certain registered personnel and employees of registered brokers and dealers, their spouses, children, grandchildren and parents, in accordance with the internal policies of the employing broker or dealer;
- State and local government entities that are prohibited from paying mutual fund sales charges;
- Owners of private accounts invested in real estate securities managed by the Adviser or Sub-Adviser, who either (i) purchase Fund shares within one year of the Fund's inception or (ii) in the Adviser's or Sub-Adviser's sole discretion, are no longer eligible for separate account management by the Adviser or Sub-Adviser. In either case, such owners must liquidate their private account(s) and purchase Fund shares with the proceeds within 90 days of the liquidation.
- "Wrap accounts" for the benefit of clients of registered broker-dealers having sales or service agreements with the Distributor;
-   Registered investment companies;
- Trust companies investing $1 million or more for common trust or collective investment funds;
- Trustees and officers of the Fund, employees of and counsel for the Adviser, Sub-Adviser and their affiliates, and their spouses, children, grandchildren and parents, in accordance with the internal policies and procedures of their respective employers; and

- Private partnerships managed by the Adviser, Sub-Adviser, or their affiliates.

You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Letter of Intent," as described in "Reduced Sales Charges" in the Fund's Statement of Additional Information.

DISTRIBUTION AND SERVICE FEES (12B-1 PLAN)

The Fund has adopted a 12b-1 Plan for its Class A shares under which the Fund may pay up to 0.25% of the average daily net assets attributable to Class A shares for certain service and distribution expenses incurred by this class of shares. (This type of plan is named after the rule under the securities laws which permits it.) Because 12b-1 Plan fees paid by the Fund are an ongoing expense, they will increase the cost of a Fund investment, and over time, may cost an investor more than other types of sales charges.

To open an account or buy additional shares from the Fund, just follow these steps:



--------------------------------------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT                        TO ADD TO AN EXISTING ACCOUNT
--------------------------------------------------------------------------------------------------------------
BY MAIL:                                                    BY MAIL:
-   Complete and sign the account application.              -   Complete the investment slip that is
    If you do not complete the application properly,            included in your account statement, and
    your purchase may be delayed or rejected.                   write your account number on your check.
-   Make your check payable to "Lend Lease                  -   If you no longer have your investment
    Funds." The Fund does not accept cash, third                slip, please reference your name,
    party checks, travelers checks or checks drawn              account number and address on your check.
    on banks outside the U.S.                               -   Make your check payable to "Lend
                                                                Lease Funds."
--------------------------------------------------------------------------------------------------------------
MAIL YOUR APPLICATION AND CHECK TO:                             MAIL THE SLIP AND THE CHECK TO:
Lend Lease U.S. Real Estate Securities                          Lend Lease U.S. Real Estate Securities Fund
Fund                                                            P.O. Box 1192
P.O. Box 1192                                                   Milwaukee, WI 53201-1192
Milwaukee, WI 53201-1192


--------------------------------------------------------------------------------------------------------------
BY OVERNIGHT COURIER, SEND TO:
Lend Lease U.S. Real Estate Securities
Fund
207 E. Buffalo Street
Suite 315
Milwaukee, WI 53202

--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
BY TELEPHONE:                                               BY TELEPHONE:
                                                            -   You automatically have the privilege to
You may not make your initial purchase by                       purchase additional shares by telephone
telephone                                                       unless you have declined this service
                                                                on your account application. You may
                                                                call 1-877-LND-LEAS (1-877-563-
                                                                5327) to purchase shares for an existing
                                                                account.
                                                            -   Investments made by electronic funds
                                                                transfer must be in amounts of at least
                                                                $250 and not greater than $20,000.

--------------------------------------------------------------------------------------------------------------
BY WIRE:                                                    BY WIRE:
-   To purchase shares by wire, the Fund                    Send your investment to Lend Lease U.S.
    must have received a completed                          Real Estate Securities Fund by following
    application and issued an account                       the instructions listed in the column to the
    number to you. Call 1-877-LND-                          left.
    LEAS (1-877-563-5327) for
    instructions prior to wiring the funds.
-   Send your investment to Lend Lease
    U.S. Real Estate Securities Fund with
    these instructions:
    UMB Bank, n.a.
     ABA # 101000695
     For Credit to Lend Lease Funds
     A/C # 9870983966
     For further credit to: investor account
     number; name(s) of investor(s); SSN or
     TIN; name and class of Fund

------------------------------------------------------- -----------------------------------------------------

If your purchase request is received by the Fund, broker-dealer or other authorized agent before close of trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time) on a business day, your request will be executed at that day's NAV, provided that your application is in good order. "Good order" means that the Fund has received your properly completed, signed application, your payment, and any supporting legal documentation that may be required. If your request is received after close of trading, it will be priced at the next business day's NAV. Shares purchased by wire will receive the NAV next determined after the Fund receives your completed application, the wired funds and all required information is provided in the wire instructions.

ADDITIONAL PURCHASE INFORMATION.
-   The Fund does not issue certificates for shares.
- If your check does not clear, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the Fund. The Fund may redeem shares you own in this or another identically registered Fund account as reimbursement for any such losses.
- You must provide the Fund with a Social Security Number or Taxpayer Identification Number before your account can be established. If you do not certify the accuracy of your Social Security or Taxpayer Identification Number on your account application, the Fund will be required to withhold Federal income tax at a rate of 31% from all of your dividends, capital gain distributions and redemptions.
- The Fund is only offered and sold to residents of the United States. Your application will be accepted only if it contains a U.S. address. This prospectus should not be considered a solicitation to buy or an offer to sell shares of the Fund in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.
- The Fund will not accept your application if you are investing for another person as attorney-in-fact. The Fund will not accept applications that list "Power of Attorney" or "POA" in the registration section.
- Once you place your order, you may not cancel or revoke it. The Fund may reject a purchase order for any reason.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS. In addition to purchasing shares from the Fund, you may invest through a financial services agent. Financial advisers, broker-dealers and other financial service agents may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares, than those described in the prospectus. In addition, these intermediaries may place limits on your ability to use services the Fund offers.

HOW TO SELL SHARES

You may sell your shares on any day the Fund is open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. The Fund normally pays redemption proceeds within two business days, but may take up to seven days. You can redeem shares purchased by check at any time. However, while the Fund will process your redemption on the day it receives your request, it will not pay your redemption proceeds until your check has cleared, which may take up to 10 calendar days from the date of purchase. You can avoid this delay by purchasing shares by a federal funds wire. Please note that this provision is intended to protect the Fund and its shareholders from loss.

--------------------------------------------------------------------------------
                               HOW TO SELL SHARES
--------------------------------------------------------------------------------
BY MAIL:

- Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to sell, and how and where to send the proceeds.

- Sign the request exactly as the shares are registered. All registered owners must sign.

-   Include a signature guarantee, if necessary (see "Signature Guarantees,"
    below),
--------------------------------------------------------------------------------
MAIL YOUR REQUEST TO:
Lend Lease U.S. Real Estate Securities
Fund
P.O. Box 1192
Milwaukee, WI  53201-1192

--------------------------------------------------------------------------------
BY OVERNIGHT COURIER, SEND TO:
Lend Lease U.S. Real Estate Securities Fund
207 E. Buffalo Street
Suite 315
Milwaukee, WI 53202

--------------------------------------------------------------------------------
BY TELEPHONE:

- You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.

-   Call 1-877-LND-LEAS (1-877-563-5327), between 8:00 a.m. and 8:00 p.m.
    Eastern time. You may redeem as little as $1,000 and as much as $20,000 by telephone.

-   Telephone redemptions are not available for retirement plan accounts.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY WIRE:

- If you choose to redeem your shares by wire, your redemption proceeds will be sent to your bank account of record. A $10 fee will be deducted from your proceeds for Class A shares.

- If you wish to have your redemption proceeds sent by wire to a bank account other than that of record, you must provide a written request signed by all owners of the account with signatures guaranteed.

--------------------------------------------------------------------------------


Redemption requests received in good order before close of trading on the New York Stock Exchange (typically, 4:00 p.m. Eastern time) will be processed at that day's NAV. "Good order" means that for redemptions, you have included all required information and documentation along with any required signature guarantees. Redemption requests sent by facsimile will not be honored.

Please note that the Fund may require additional documents for redemptions by corporations, executors, administrators, trustees and guardians. If you have any questions about how to redeem shares, or to determine if a signature guarantee or other documentation is required, please call 1-877-LND-LEAS (1-877-563-5327).

ADDITIONAL REDEMPTION PROVISIONS


- Once we receive your order to sell shares, you may not revoke or cancel it. We cannot accept an order to sell that specifies a particular date, price or any other special conditions.


- If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. The automatic purchase plan that you have initiated for the account will be cancelled.

- The Fund reserves the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by the Fund is not reasonably practicable, the Fund cannot fairly determine the value of its net assets, or the Securities and Exchange Commission permits the suspension of the right of redemption or postpones the date of payment of a redemption.

- If the amount you redeem is large enough to affect the Fund's operations, the Fund may pay your redemption "in kind." This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.


REDEMPTION FEE. If you redeem your Class A shares within 12 months of your purchase, you will be subject to a redemption fee of 1.0%. The redemption fee is based on the net asset value of the shares on the redemption date. The Fund will not impose a redemption fee on shares purchased through reinvestment of dividends or distributions. The Fund also charges a $10 redemption fee for redemptions made by wire.


When you redeem your shares, your redemption request is processed to minimize the amount of redemption fee that is payable. The Fund first redeems those shares that are not subject to a redemption fee (e.g., shares acquired through reinvestment of dividends or distributions), and then redeems those that have been held the longest.

The redemption fee is remitted to the Fund, to offset the brokerage and other costs associated with short-term trading.

REDEEMING SHARES THROUGH THIRD PARTIES. A broker-dealer, financial institution or other service provider may charge a fee to redeem your Fund shares. If the service provider is the shareholder of record, the Fund may accept redemption requests only from that provider.

TELEPHONE TRANSACTIONS

- In times of drastic economic or market conditions, you may have difficulty selling shares by telephone. The Fund reserves the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods. If you are unable to reach the Fund by telephone, please send your redemption request via overnight courier at the address provided above.
- The Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. The Fund uses procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Fund may implement other procedures from time to time. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

SIGNATURE GUARANTEES. The Fund will require the signature guarantee of each account owner to redeem shares in the following situations:

-   to change ownership on your account;

- to send redemption proceeds to a different address than is currently on the account;

-   to have the proceeds paid to someone other than the account's owner;

- to transmit redemption proceeds by federal wire transfer or ACH to a bank other than your bank of record;

- if a change of address request has been received by the transfer agent within the last 30 days; or

-   if your redemption is for more than $20,000.

The Fund requires signature guarantees to protect both you and the Fund from possible fraudulent requests to redeem shares. You can obtain a signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A NOTARY PUBLIC IS NOT AN ACCEPTABLE SIGNATURE GUARANTOR.

SMALL ACCOUNTS. All Fund account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Fund reserves the right to close an account when a redemption or exchange leaves your account balance below $8,000 for Class A shares, or you discontinue the automatic investment plan before you reach the minimum. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to $8,000 for Class A shares or to renew your automatic investment plan. This provision does not apply to UGMA/UTMA accounts.


MAKING CHANGES TO YOUR ACCOUNT

You may call or write the Fund to make changes to your account. Common changes include:

Name changes. If your name has changed due to marriage or divorce, send the Fund a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or have your signatures guaranteed.

Address changes. The easiest way to notify the Fund is to return the stub from a recent confirmation or statement. You can also call 1-877-LND-LEAS (1-877-563-5327) with any changes.

Transfer of account ownership. Send the Fund a letter including your account number, the share class, number of shares or dollar amount that are being transferred along with the name, address and Social Security or Taxpayer Identification Number of the person to whom the shares are being transferred. All living registered owners must sign the letter. You will also need to include a signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call us at 1-877-LND-LEAS (1-877-563-5327) to determine what additional documents are required.


                          SPECIAL FEATURES AND SERVICES



ACH TRANSACTIONS
If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your Fund account and bank account. You will receive the NAV next calculated after receipt of your funds, which typically takes 2 to 3 days. There is no charge to you for this procedure. The Fund requires 10 business days to verify your bank information before initiating this privilege. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-877-LND-LEAS (1-877-563-5327).

AUTOMATED TELEPHONE SERVICE
The Fund offers 24-hour, seven days a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Fund, gives you account balances and history (e.g., last transaction, latest dividend distribution), and market commentary from the Fund's management team. To access the automated system, please call 1-877-LND-LEAS (1-877-563-5327).

AUTOMATIC INVESTMENT PLAN (AIP)
To make regular investing more convenient, you can open an automatic investment plan with an initial investment of $5,000 and a minimum investment of $250 per month after you start your plan. We will automatically transfer from your checking or savings account the amount you want to invest on any of the following days: the 5th, 10th, 15th, 20th, 25th or last day of each month. There is no charge for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20, your purchase will be cancelled and you will be responsible for any resulting losses to the Fund. You can terminate your automatic investment plan at any time by calling the Fund at least 10 days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-877-LND-LEAS (1-877-563-5327) for assistance.

                          OTHER SHAREHOLDER INFORMATION

SHAREHOLDER COMMUNICATIONS

Confirmations. You will receive a confirmation each time you buy, sell or exchange Fund shares. Automatic investment plan participants receive quarterly confirmations of all automatic transactions. Please review your confirmation and notify us immediately if there are any discrepancies in the information.

Quarterly and annual statements. You will receive a quarterly statement providing year-to-date information, including all distributions, purchases and redemptions of Fund shares. Your December statement will include a listing of all transactions for the entire year.

Semi-annual and annual reports. The Fund sends semi-annual and annual reports to its shareholders. These reports provide financial information on your investments and give you a "snapshot" of the Fund's portfolio holdings at the end of its semi-annual and fiscal year periods. Additionally, the annual report discusses the factors that materially affected the Fund's performance for its most recently completed year, including relevant market conditions and the investment strategies and techniques that were used. You may consent to receive the semi-annual and annual reports via electronic mail, over the Internet. Before receiving these documents via electronic mail, you will need to consent to this form of delivery on the application. If you consent to receive these reports via electronic mail, you may obtain paper copies upon request and may revoke your consent at any time.

Prospectus. Each year, the Fund sends all shareholders a new prospectus. Please read the prospectus and keep it for future reference. You may also consent to receive the prospectus via electronic mail. As with the semi-annual and annual reports, you will need to consent to this form of delivery on the application.

Form 1099. Each year you will receive a Form 1099-DIV, showing the source of distributions for the preceding year and a Form 1099-B showing any shares you sold during the year.

Form 1099R. If you received a distribution from an IRA account during the year, you will receive a Form 1099R.




TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS
The Fund may authorize one or more broker-dealers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Fund's behalf. In these cases, the Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund's NAV next computed after it is received in good order by the financial services agent or sub-agent. Designated financial services agents and sub-agents are responsible for transmitting accepted orders and payment for the purchase of shares to the transfer agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute virtually all of its net investment income and net realized capital gains at least once a year. The Fund will automatically reinvest your dividends and capital gain distributions in additional Fund shares unless you elect to have them paid to you in cash on your account application. If you elect to have your distributions paid in cash, the Fund will send a check to your address of record.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses. The Fund intends to pay dividends quarterly. A capital gain is the increase in the value of a security that the Fund holds. The Fund's gain is "unrealized" until it sells a portfolio security. Each realized capital gain is either short-term or long-term. The tax status of any capital gains distribution is determined by how long the Fund held the underlying security that was sold, rather than how long you have held your Fund shares. The Fund intends to pay capital gains annually, usually in December.

The Fund may also receive distributions of short-term, long-term and unrecaptured Section 1250 capital gains from REITs. To the extent the Fund receives such distributions, such capital gains (including unrecaptured Section 1250 capital gains) will be distributed to shareholders of the Fund.

You will participate in any Fund distributions that are declared starting the day after your purchase is effective. Because the REITs the Fund invests in do not provide complete information about the taxability of their distributions under after the calendar year end, the Fund may not be able to determine how much of its distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the Fund may request permission from the Internal Revenue Service each year for an extension of time to issue Form 1099-DIV until February 28.

Buying a dividend. It is generally not to your advantage to buy shares of the Fund shortly before it makes a distribution. This is known as "buying a dividend." Buying a dividend may cost you money in taxes because you will receive, in the form of a taxable distribution, a portion of the money you just invested (even if you elected to have it reinvested in additional Fund shares). To avoid "buying a dividend," check the Fund's proposed distribution schedule before you invest by calling 1-877-LND-LEAS (1-877-563-5327).


TAXES
You will be subject to income tax on all Fund distributions regardless of whether you receive them in cash or elect to have them reinvested in Fund shares. Dividend distributions and distributions of the Fund's net short-term capital gains are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gains are taxable to you as long-term capital gains. Distributions of unrecaptured Section 1250 capital gains are taxable to you as ordinary income if you are in the 15% tax bracket or at a rate of 25% if you are in the 28% or higher tax bracket.

The Fund's REIT investments may generate significant non-cash deductions, such as depreciation on real estate holdings, while having greater cash flow to distribute to its shareholders. If a REIT distributes more cash than it has taxable income, a return of capital results. The Fund may pay a return of capital distribution to you by distributing more cash than its taxable income. The cost basis of your shares will be decreased by the amount of returned capital, which may result in a larger capital gain when you sell your shares. Although a return of capital is generally is not taxable to you upon distribution, it would be taxable to you as a capital gain if your cost basis in the shares is reduced to zero.

If you sell or exchange your shares, any gain or loss is a taxable event. You may also be subject to state and local income taxes on dividends or capital gains from the sale or exchange of Fund shares.


This tax information provides only a general overview. Please consult your own tax adviser about the tax consequences of an investment in the Fund.

                                     [LOGO]

                   LEND LEASE U.S. REAL ESTATE SECURITIES FUND

TRUSTEES
Susan J. Lloyd-Hurwitz, Chairman
Hubbard R. Garber
William J. Klipp
Kevin Malone
Michael A. Torres

FUND DISTRIBUTOR
Sunstone Distribution Services, LLC
207 East Buffalo Street, Suite 400
Milwaukee, Wisconsin 53202

TRANSFER AGENT
Sunstone Financial Group, Inc.
207 East Buffalo Street, Suite 315
Milwaukee, Wisconsin 53202

CUSTODIAN
Wilmington Trust Company
1100 North Market, 9th Floor
Wilmington, Delaware 19890

LEGAL COUNSEL
Goodwin, Procter & Hoar  LLP
Exchange Place
Boston, MA 02109


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105



For More Information

         Additional information about the Fund, including the Fund's Statement of Additional Information, is available to you free upon request. The Statement of Additional Information is incorporated by reference into (is legally part of) this Prospectus.

                       By Telephone:  Call 1-877-LND-LEAS (1-877-563-5327)

                       By Mail:       Write to:  LEND LEASE FUNDS
                                                 P.O. Box 1192

                                                 Milwaukee, Wisconsin 53201-1192




Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available in the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-9679.

                                LEND LEASE FUNDS

                   LEND LEASE U.S. REAL ESTATE SECURITIES FUND

                           CLASS K AND CLASS Y SHARES

                              ---------------------

                                   PROSPECTUS

                                  March 1, 2000

--------------------------------------------------------------------------------

        The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                TABLE OF CONTENTS

                                                                                                            Page
                                                                                                            ----
KEY INFORMATION ABOUT THE FUND................................................................................3
        Investment Objective..................................................................................3
        Principal Investment Strategies.......................................................................3
        Principal Risk Factors................................................................................4

FEES AND EXPENSES OF THE FUND.................................................................................5
        Shareholder Fees......................................................................................5
        Fees and Expenses.....................................................................................6
        Example...............................................................................................6

OTHER INFORMATION REGARDING INVESTMENT PRACTICES..............................................................7
        Companies Principally Engaged in the U.S. Real Estate Industry........................................7
        Mortgage and Hybrid REITs.............................................................................7
        REOCs.................................................................................................8
        Year 2000.............................................................................................8
        Restricted Securities.................................................................................8
        Defensive Investing...................................................................................8
        Cash Position.........................................................................................8

INVESTMENT MANAGEMENT.........................................................................................9
        Who are Lend Lease Rosen and Lend Lease Real Estate Investments.......................................9
        Portfolio Managers....................................................................................9

BUYING,  SELLING AND EXCHANGING
SHARES.......................................................................................................10
        Before You Invest....................................................................................10
        How to Purchase Shares...............................................................................11
        How to Sell Shares...................................................................................14
        Making Changes to Your Account.......................................................................18

SPECIAL FEATURES AND SERVICES................................................................................17
        ACH Transactions.....................................................................................17
        Automated Telephone Service..........................................................................18
        Automatic Investment Plan............................................................................18

OTHER SHAREHOLDER INFORMATION................................................................................18
        Shareholder Communications...........................................................................18
        Transactions Through Financial Services Agents and Sub-Agent.........................................19
        Distribution and Service Fees - Class K Shares (12b-1 Plan)..........................................19
DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................................................19



                                      (i)

        Dividends and Distributions..........................................................................20
        Taxes................................................................................................20

                                      (ii)

                         KEY INFORMATION ABOUT THE FUND

        This Prospectus contains important information for anyone interested in investing in the Class K or Class Y shares of LEND LEASE U.S. REAL ESTATE SECURITIES FUND (the "Fund"), a series of LEND LEASE FUNDS. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.




INVESTMENT OBJECTIVE

The Fund's objective is total return from a combination of dividend income and long-term growth by investing principally in real estate securities.


PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing at least 85% of its assets in equity securities of companies principally engaged in the U.S. real estate industry.

Lend Lease Rosen Real Estate Securities LLC ("Lend Lease Rosen" or the "Sub-Adviser") manages the Fund's day to day investment activity. The process of selecting portfolio positions is a two-part process involving both an analysis of property sectors (a top down approach) and an analysis of individual companies within the selected property sectors (a bottom up approach).

First, the top down process is used to identify promising property sectors of the U.S. real estate market. In conducting this analysis, the Sub-Adviser relies on proprietary real estate transaction databases, supply and demand forecasts for various property types such as residential, commercial and industrial real estate and local market intelligence from an extensive network of affiliates around the country engaged in various aspects of the real estate industry and its own subjective views of the market for real estate and real estate securities. The Fund ordinarily expects to be invested in at least four property sectors of the real estate market but, if conditions warrant, may focus its investments more narrowly. The property sectors identified through the top down process yield a universe of companies from which the Sub-Adviser then selects Fund investments. The Sub-Adviser evaluates potential investments based on a variety of factors including overall investment strategy, strength of company management, fundamental analysis of financial statements and yields.

A substantial portion of the Fund's portfolio at any given time may be invested in real estate investment trusts ("REITs"). Furthermore, the Fund expects under normal circumstances to invest principally in what are know as "equity REITs". An equity REIT owns or leases real estate and realizes a return on its holdings primarily from rental income although it may also realize gains (or losses) be selling properties in its portfolio. Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms and property maintenance and repair.

  - REITs invest shareholder capital in real estate-related loans, interests or securities. A REIT is not taxed on income distributed to shareholders if it complies with certain federal tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes the vast majority of its taxable income to shareholders each year. As a consequence, REITs generally focus on income-producing real estate investments.

The Fund expects its investments to be primarily in companies contained in the Wilshire REIT Index (the "Wilshire Index") having market capitalizations that fall in the upper two thirds of the range of market capitalizations represented in the Wilshire Index. These companies include those with large, medium and small capitalizaitons.

  - The Wilshire Index is an unmanaged securities index designed to measure the performance of U.S. publicly traded REITs. The composition of the Wilshire Index is determined by Wilshire Associates Incorporated and includes REITs representing a variety of property types. The Wilshire Index currently consists entirely of equity REITs. As of January 31, 2000, 106 securities were included in the Wilshire Index, with a total market capitalization of $102 billion.

Under normal market circumstances, the Fund's portfolio turnover is anticipated to be low, not exceeding 80% per year.

PRINCIPAL RISK FACTORS

        The principal risks of investing in the Fund are the risks generally associated with investing in stocks and the risks specific to investing in the real estate industry. Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC. The Fund's share price will fluctuate, and it is possible to lose money by investing in the Fund.

  - Risks of Investing in Stocks. A company's stock price may fluctuate due to circumstances unique to that company. For example, a company's business prospects may affect its stock price. If investors believe the company's business prospects are good, they will generally be willing to pay higher prices for its stock. If these expectations are not met, or if expectations are lowered, the price of the securities will tend to drop. A stock's price will also tend to rise and fall as a result of investors' perceptions of the market as a whole. In other words, if the stock market drops in value, the value of the Fund's portfolio of investments is also likely to decrease in value. The increase or decrease in the value of the Fund's investments in response to this phenomenon may be proportionally more or less than the increase or decrease in the value of the market. The share prices of stock issued by medium capitalization issuers will generally fluctuate more than those of large capitalization issuers, and the share price of small capitalization issuers will generally fluctuate more than those of medium and large capitalization issuers. To the extent the Fund invests in small and medium capitalization issuers, the Fund's share price may be more volatile than if the Fund restricted its portfolio to large capitalization issuers.

  - Risks of the Real Estate Industry. The stock prices of companies in the real estate industry are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws which could negatively affect their value.

  - Risks of REITs. REITs are dependent upon specialized management skills. They also have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Furthermore, some REITs have relatively small market capitalizations, which tends to increase the volatility of their securities.

  - Industry Concentration. Because the Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a fund representing a broader range of industries. In addition, market performance tends to be cyclical and, in the various cycles, certain industries and investment approaches may fall in and out of favor. If the market does not currently favor the real estate industry or the Fund's investment approach, the Fund's gains may not be as big or its losses may be bigger than other equity funds investing in different industries or using different investment approaches.

  - Non-diversified status. The Fund is not "diversified" within the meaning of the Investment Company Act of 1940. This means that, compared with "diversified" funds, it may invest a relatively greater portion of its assets in any single issuer. As a result, the Fund may be more susceptible to negative developments affecting a single issuer.

                                FUND PERFORMANCE

        Because the Fund is new and has not completed a full calendar year's operations, performance information is not included in this Prospectus. To obtain the Fund's performance information after its first full calendar quarter of operations, please call the Fund at 1-877-LND-LEAS (1-877-563-5327).

                          FEES AND EXPENSES OF THE FUND

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS K AND CLASS Y SHARES
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of the offering price)..............................................    None
Maximum Deferred Sales Charge (Load)..................................................    None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends
 and Other Distributions..............................................................    None
Redemption Fee .......................................................................    None
Exchange Fee..........................................................................    None

FEES AND EXPENSES

CLASS K SHARES
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee*.....................................................................     .80%
Distribution and Service (12b-1) Fees...............................................     .25%
Other Expenses**....................................................................    1.67%
Total Annual Fund Operating Expenses***.............................................    2.72%
Fee Waivers and/or Expense Reimbursement............................................    1.47%
Net Expenses........................................................................    1.25%


         * The Management Fee includes the fees paid to both Lend Lease Real Estate Investments, Inc., the Fund's investment adviser (the "Adviser") and the Sub-Adviser.
         ** Because the Fund is new, Other Expenses are based on estimated amounts for the current fiscal year.
         *** The Adviser and the Sub-Adviser have contractually agreed to limit the Total Annual Fund Operating Expenses of Class K shares to 1.25% through January 31, 2002, subject to later reimbursement by the Fund in certain circumstances. After January 31, 2002, the expense limitation may renew for annual periods under certain conditions.


CLASS Y SHARES
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee*.....................................................................     .80%
Distribution and Service (12b-1) Fees...............................................    None
Other Expenses**....................................................................    1.51%
Total Annual Fund Operating Expenses***.............................................    2.31%
Fee Waiver and/or Expense Reimbursement.............................................    1.34%
Net Expenses........................................................................     .97%

         * The Management Fee includes the fees paid to both the Adviser and the Sub-Adviser.
         ** Because the Fund is new, Other Expenses are based on estimated amounts for the current fiscal year.
         *** The Adviser and the Sub-Adviser have contractually agreed to limit the Total Annual Fund Operating Expenses of Class Y shares to .97% through January 31, 2002, subject to later reimbursement by the Fund in certain circumstances. After January 31, 2002, the expense limitation may renew for annual periods under certain conditions.


EXAMPLE

         The following Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR+              3 YEARS+
                                    -------              --------
              Class K                $275                  $844
              Class Y                $234                  $721



+ Taking the current expense limitation into account, your costs for the Fund would be:

                                    1 YEAR               3 YEARS
                                    ------               -------
              Class K                $127                  $556
              Class Y                $ 99                  $455


                OTHER INFORMATION REGARDING INVESTMENT PRACTICES

Companies or issuers in the U.S. real estate industry in which the Fund may invest include among others: real estate investment trusts ("REITs"), companies that invest in interests in real estate, real estate developers and brokers, real estate operating companies ("REOCs"), companies with substantial real estate holdings (such as hotel companies, and land-holding companies), as well as companies whose products and services are significantly related to the real estate industry such as building supply manufacturers, mortgage lenders and mortgage servicing companies.

COMPANIES PRINCIPALLY ENGAGED IN THE U.S. REAL ESTATE INDUSTRY

For purposes of the Fund's investment policies, a company is considered to be principally engaged in the U.S. real estate industry if the Fund's Sub-Adviser determines that the company (i) derives at least 50% of its revenues or profits from the ownership, renting, leasing, construction, management, development, financing or sale of commercial, industrial and residential real estate or related interests or (ii) has at least 50% of the value of its assets invested in U.S. commercial, industrial and residential real estate. Equity securities include common stock, preferred stock, partnership interests and other instruments evidencing an ownership interest in an issuer as well as rights, warrants and securities convertible into equity securities.


MORTGAGE AND HYBRID REITS

In addition to equity REITs, there are two other generally recognized categories of REITs - mortgage REITs and hybrid REITs. A mortgage REIT invests primarily in loans secured by real estate and derives its income primarily from interest payments on its mortgage loans. A hybrid REIT combines the characteristics of both equity REITs and mortgage REITs, generally by holding both ownership and mortgage interests in real estate.

REOCS

The Fund may invest in REOCs from time to time. Like REITs, REOCs may invest in, own and manage real estate properties. REOCs do not, however, elect to qualify for the federal income tax treatment accorded REITs. As a consequence, REOCs generally offer investment potential more from capital growth and less from dividend income than do REITs.

YEAR 2000

Although the year 2000 has begun, the "Year 2000 problem," a date-related computer issue, may still have an adverse impact on the Fund's operations. To avoid problems of this nature, the Fund has verified that all its internal systems are Year 2000 compliant (able to handle dates past 1999), and has taken steps to address this problem with its Adviser and Sub-Adviser and with other Fund service providers and vendors. The Fund has received assurances from each of its key service providers that the service provider's systems and products are Year 2000 compliant. The Fund cannot, however, be completely certain that all third parties on which it is directly or indirectly dependent for services are Year 2000 compliant. It is also still possible that an issuer of securities held by the Fund could experience a Year 2000 problem whose adverse effects result in lower prices for those securities. The Fund will continue to monitor developments relating to the Year 2000 problem.

RESTRICTED SECURITIES

The Fund may purchase restricted securities. Any security that is whose resale is restricted can be difficult to sell at a desired time and price. Owning a large percentage of restricted securities could hamper the Fund's ability to raise cash to meet redemptions. Also, in the absence of an established securities market, the Fund may have to estimate the value of restricted securities it holds which adds a subjective element to valuation of the Fund.

DEFENSIVE INVESTING

During unusual market conditions, the Fund may place up to 100% of its total assets in cash or quality short-term debt securities including repurchase agreements. Defensive investing may prevent the Fund from achieving its investment objective.

CASH POSITION

As a means of maintaining consistent investment performance and preserving capital in adverse market conditions, the Fund may invest up to 15% of its assets in cash or cash equivalents. These investments may include repurchase agreements which involve the Fund's buying securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

                              INVESTMENT MANAGEMENT

WHO ARE LEND LEASE ROSEN AND LEND LEASE REAL ESTATE INVESTMENTS?

Lend Lease Real Estate Investments, Inc. (the Adviser), Monarch Tower, 3424 Peachtree Road, N.E., Suite 800, Atlanta, Georgia 30326, is the Fund's Adviser. The Adviser is a wholly-owned indirect subsidiary of Lend Lease Corporation Limited, an integrated property and financial service company listed on the Australian and New Zealand stock exchanges with a market capitalization at December 31, 1999 of approximately U.S. $6 billion. The Adviser is a full-service real estate investment advisor with substantial experience in investing and managing commercial real estate assets for institutional lenders and owners. As of December 31, 1999, the Adviser managed approximately $31 billion in U.S. assets on behalf of its clients and investors in its funds, which include a wide variety of public and corporate pension funds, insurance companies, endowments, foundations and foreign institutions. The Adviser is also one of the leading advisors to pension funds regarding investments in U.S. real estate. The Adviser is co-headquartered in New York, New York and Atlanta, Georgia.

Lend Lease Rosen Real Estate Securities, LLC (the Sub-Adviser), 1995 University Avenue, Suite 550, Berkeley, California 94704, is responsible for the day to day management of the Fund's investment program. Lend Lease Rosen is a real estate investment management company founded in 1993 by Dr. Kenneth T. Rosen. In 1997, the Adviser acquired a 50% interest in the Sub-Adviser. As of December 31, 1999, assets under management were approximately $892 million. Lend Lease Rosen is a research driven investment management firm managing assets principally on behalf of institutional investors. Lend Lease Rosen uses both a top down and a bottom up approach to construct the investment portfolios it manages.

The Fund pays an annual fee of .80% of its average daily net assets for the services provided by the Adviser and the Sub-Adviser.

The Adviser and Sub-Adviser have contractually agreed to limit the Fund's total operating expenses to 1.25% of the average daily net assets for the Fund's Class K shares and 0.97% of the average daily net assets for the Fund's Class Y shares through January 31, 2002. After that date, the expense limitation will renew for one year periods if certain conditions are met. With respect to each waiver or reimbursement in connection with maintaining the expense limitations, the Fund is obligated to repay the amount waived or reimbursed for a class to the extent that repayment would not cause the total operating expenses for the year in which the repayment is made to exceed 1.25% of average daily net assets for the Fund's Class K shares and 0.97% of average daily net assets for the Fund's Class Y shares. The Fund's repayment obligation with respect to a particular waiver or reimbursement ends with the third anniversary of the waiver or reimbursement.

PORTFOLIO MANAGERS

The Fund is managed by a portfolio management team that includes Michael A. Torres (portfolio manager), Jennifer Nichols and Greg Prophet (portfolio analysts). They are responsible for the day to day management of the Fund and the selection of the Fund's investments.

Michael Torres is co-president of the Sub-Adviser and has 13 years of real estate and securities research experience. Mr. Torres joined the Sub-Adviser in February 1995 and is responsible for its operations, client services and research. Prior to joining the Sub-Adviser, Mr. Torres was Director of real estate and Portfolio Manager at Wilshire Associates from 1990 to 1995. He has a B.A. in architecture and a M.B.A. in economics from the University of California, Berkeley.

Jennifer Nichols, CPA, is a Vice President of the Sub-Adviser and oversees research for the Sub-Adviser with responsibility for company-specific research and portfolio strategy. Ms. Nichols joined the Sub-Adviser in 1998 and has a B.A. from the University of California, Santa Barbara and an M.B.A. from the University of California, Berkeley. Prior to joining the sub-adviser. Ms. Nichols was a research analyst at Montgomery Securities from 1996 to 1998. Prior to this, she was a Portfolio Administrator at Barclay's Global Investors.

Gregory Prophet is a Vice President of the Sub-Adviser and is responsible for company-specific research and oversees the Sub-Adviser's proprietary quantitative model. Mr. Prophet has been with the Sub-Adviser for 5 years and has a B.A. from the University of California, Los Angeles and an M.B.A. from the University of California, Berkeley.


                      BUYING, SELLING AND EXCHANGING SHARES

BEFORE YOU INVEST

AVAILABLE SHARE CLASSES. The Fund offers investors three different classes of shares - Class A, Class K and Class Y. Class K and Class Y shares are discussed in this prospectus. Class A shares are not currently offered. The different classes represent investments in the same portfolio of securities, but each class has different expenses and will likely have different share prices. When you buy shares, remember to specify the class of shares you want to buy.

  - Class K Shares. Class K shares are available only to Registered Investment Advisers ("RIAs") and such other investors as the Fund may, in its discretion, permit. If you buy Class K shares, you will not pay an up-front sales charge or "load", nor will you be subject to a redemption charge. Your Class K shares will, however, be subject to a Distribution and Service Fee. See "Distribution and Service Fee (12b-1 Plan)" for further information.

  - Class Y Shares. If you buy Class Y shares, you will not pay an up-front sales charge or "load", nor will you be subject to a redemption charge.


ACCOUNT REGISTRATION. When purchasing shares, you need to select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Fund can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine what form of account registration best meets your needs.

Available forms of registration include:
  - Individual ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.
  - Joint ownership. Two or more individuals may open an account together as joint tenants with right of survivorship, tenants in common or as community property.
  - Custodial account. You may open an account for a minor under the Uniform Gift to Minors Act/Uniform Transfers to Minors Act for your state of residence.
  - Business/trust ownership. Corporations, trusts, charitable organizations and other businesses may open accounts.


ACCOUNT MINIMUMS. You also need to decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts. The Fund may waive the minimum investment amounts at any time.


------------------------------------- --------------------------------- -------------------------------------
TYPE OF ACCOUNT                           INITIAL MINIMUM PURCHASE          ADDITIONAL MINIMUM PURCHASE
------------------------------------- --------------------------------- -------------------------------------
Regular (Individual, joint,           CLASS K             CLASS Y       CLASS K                   CLASS Y
business or trust)                    $10,000              $250,000     $250                      $10,000
------------------------------------- --------------------------------- -------------------------------------
Gifts to Minors (UTMA/UGMA)           CLASS K             CLASS Y       CLASS K                   CLASS Y
                                      $10,000              $250,000     $250                      $10,000
------------------------------------- --------------------------------- -------------------------------------
Automatic Investment Plan             CLASS K             CLASS Y       CLASS K                   CLASS Y
                                      $5,000              *             $250                      *
------------------------------------- --------------------------------- -------------------------------------

* The Automatic Investment Plan is not available for Class Y shares of the Fund.

DETERMINING YOUR SHARE PRICE. The price at which you purchase and sell the Fund's shares is called the Fund's net asset value ("NAV") per share. The Fund calculates NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. The Fund calculates its NAV as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Exchange is open for trading. The Fund does not calculate NAV on days the Exchange is closed (including national holidays and Good Friday). NAV is determined separately for each class of shares. The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by the Fund or other financial intermediary with the authority to accept orders on the Fund's behalf.

The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations to price a security. If a security does not have a readily available market quotation, the Fund values the security based on fair value, as determined in good faith in accordance with the guidelines established by the Fund's board of trustees. The Fund may use pricing services to assist in the determination of market value.

HOW TO PURCHASE SHARES

You can buy shares directly from the Fund or through an RIA, a broker-dealer or other institution that the Fund has authorized to sell shares.

CLASS K SHARES. Class K shares are sold at net asset value per share without an initial sales charge and are available for sale only to RIAs and such other persons as the Fund may permit.

CLASS Y SHARES. Class Y shares are sold at net asset value per share without an initial sales charge.

To open an account or buy additional shares from the Fund, just follow these steps:


------------------------------------------------------- -----------------------------------------------------
                  TO OPEN AN ACCOUNT                    TO ADD TO AN EXISTING ACCOUNT
------------------------------------------------------- -----------------------------------------------------
BY MAIL:                                                BY MAIL:
-  Complete and sign the account application. If you    -  Complete the investment slip that is included in
   do not complete the application properly, your          your account statement, and write your account
   purchase may be delayed or rejected.                    number on your check.
-  Make your check payable to "Lend Lease Funds." The   -  If you no longer have your investment slip,
   Fund does not accept cash, third party checks,          please reference your name, account number and
   travelers checks or checks drawn on banks outside       address on your check.
   the U.S.                                             -  Make your check payable to "Lend Lease Funds."
------------------------------------------------------- -----------------------------------------------------
MAIL YOUR APPLICATION AND CHECK TO:                     MAIL THE SLIP AND THE CHECK TO:
Lend Lease U.S. Real Estate Securities Fund             Lend Lease U.S. Real Estate Securities Fund
P.O. Box 1192                                           P.O. Box 1192
Milwaukee, WI 53201-1192                                Milwaukee, WI 53201-1192

------------------------------------------------------- -----------------------------------------------------
BY OVERNIGHT COURIER, SEND TO:
Lend Lease U.S. Real Estate Securities Fund
207 E. Buffalo Street
Suite 315
Milwaukee, WI 53202
------------------------------------------------------- -----------------------------------------------------


------------------------------------------------------- -----------------------------------------------------
BY TELEPHONE:                                           BY TELEPHONE:
                                                        -  You automatically have the privilege to
You may not make your initial purchase by                  purchase additional shares by telephone unless
telephone.                                                 you have declined this service
------------------------------------------------------- -----------------------------------------------------

------------------------------------------------------- -----------------------------------------------------
                                                           on your account application. You may call
                                                           1-877-LND-LEAS  (1-877-563-5327) to purchase
                                                           shares for an existing account.
                                                        -  Investments made by electronic funds transfer
                                                           must be in amounts of at least $250 and not
                                                           greater than $20,000.
------------------------------------------------------- -----------------------------------------------------
BY WIRE:                                                BY WIRE:
-  To purchase shares by wire, the Fund must            -  Send your investment to Lend Lease U.S. Real
   have received a completed application and issued        Estate Securities Fund by following the
   an account number to you. Call 1-877-LND-LEAS           instructions listed in the column to the left.
   (1-877-563-5327) for instructions prior to wiring
   the funds.
-  Send your investment to Lend Lease U.S. Real Estate
   Securities Fund with these instructions:
   UMB Bank, n.a.
    ABA # 101000695
    For Credit to Lend Lease Funds
    A/C # 9870983966
    For further credit to: investor account
    number; name(s) of investor(s); SSN or TIN;
    name and class of Fund
------------------------------------------------------- -----------------------------------------------------

If your purchase request is received by the Fund, broker-dealer or other authorized agent before close of trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time) on a business day, your request will be executed at that day's NAV, provided that your application is in good order. "Good order" means that the Fund has received your properly completed, signed application, your payment, and any supporting legal documentation that may be required. If your request is received after close of trading, it will be priced at the next business day's NAV. Shares purchased by wire will receive the NAV next determined after the Fund receives your completed application, the wired funds and all required information is provided in the wire instructions.

ADDITIONAL PURCHASE INFORMATION.
-  The Fund does not issue certificates for shares.
- If your check does not clear, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the Fund. The Fund may redeem shares you own in this or another identically registered Fund account as reimbursement for any such losses.
- You must provide the Fund with a Social Security Number or Taxpayer Identification Number before your account can be established. If you do not certify the accuracy of your Social Security or Taxpayer Identification Number on your account application, the Fund will be required to withhold Federal income tax at a rate of 31% from all of your dividends, capital gain distributions and redemptions.
- The Fund is only offered and sold to residents of the United States. Your application will be accepted only if it contains a U.S. address. This prospectus should not be considered a solicitation to buy or an offer to sell shares of the Fund in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.
- The Fund will not accept your application if you are investing for another person as attorney-in-fact. The Fund will not accept applications that list "Power of Attorney" or "POA" in the registration section.
- Once you place your order, you may not cancel or revoke it. The Fund may reject a purchase order for any reason.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS. In addition to purchasing shares from the Fund, you may invest through a financial services agent. Financial advisers, broker-dealers and other financial service agents may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares, than those described in the prospectus. In addition, these intermediaries may place limits on your ability to use services the Fund offers.

HOW TO SELL SHARES

You may sell your shares on any day the Fund is open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. The Fund normally pays redemption proceeds within two business days, but may take up to seven days. You can redeem shares purchased by check at any time. However, while the Fund will process your redemption on the day it receives your request, it will not pay your redemption proceeds until your check has cleared, which may take up to 10 calendar days from the date of purchase. You can avoid this delay by purchasing shares by a federal funds wire. Please note that this provision is intended to protect the Fund and its shareholders from loss.


-------------------------------------------------------
                  HOW TO SELL SHARES
-------------------------------------------------------
BY MAIL:
-  Send a letter of instruction that includes your
   account number, the Fund name, the dollar value or
   number of shares you want to sell, and how and where
   to send the proceeds.
-  Sign the request exactly as the shares are
   registered. All registered owners must sign.
-  Include a signature guarantee, if necessary (see
   "Signature Guarantees," below),
-------------------------------------------------------
MAIL YOUR REQUEST TO:
Lend Lease U.S. Real Estate Securities Fund
-------------------------------------------------------

-------------------------------------------------------
P.O. Box 1192
Milwaukee, WI 53201-1192

-------------------------------------------------------
BY OVERNIGHT COURIER, SEND TO:
Lend Lease U.S. Real Estate Securities Fund
207 E. Buffalo Street
Suite 315
Milwaukee, WI 53202

-------------------------------------------------------
BY TELEPHONE:
-  You automatically have the privilege to redeem
   shares by telephone unless you have declined this
   option on your account application.
-  Call 1-877-LND-LEAS (1-877-563-5327), between 8:00
   a.m. and 8:00 p.m. Eastern time. You may redeem as
   little as $1,000 and as much as $20,000 by
   telephone.
-  Telephone redemptions are not available for
   retirement plan accounts.
-------------------------------------------------------

BY WIRE:
- If you choose to redeem your shares by wire, your redemption proceeds will be sent to your bank account of record. A $10 fee will be deducted from your proceeds for Class A shares.
- If you wish to have your redemption proceeds sent by wire to a bank account other than that of record, you must provide a written request signed by all owners of the account with signatures guaranteed.

-------------------------------------------------------


Redemption requests received in good order before close of trading on the New York Stock Exchange (typically, 4:00 p.m. Eastern time) will be processed at that day's NAV. "Good order" means that for redemptions, you have included all required information and documentation along with any required signature guarantees. Redemption requests sent by facsimile will not be honored.

Please note that the Fund may require additional documents for redemptions by corporations, executors, administrators, trustees and guardians. If you have any questions about how to redeem shares, or to determine if a signature guarantee or other documentation is required, please call 1-877-LND-LEAS (1-877-563-5327).

ADDITIONAL REDEMPTION PROVISIONS

- Once we receive your order to sell shares, you may not revoke or cancel it. We cannot accept an order to sell that specifies a particular date, price or any other special conditions.

- If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. The automatic purchase plan that you have initiated for the account will be cancelled.
- The Fund reserves the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by the Fund is not reasonably practicable, the Fund cannot fairly determine the value of its net assets, or the Securities and Exchange Commission permits the suspension of the right of redemption or postpones the date of payment of a redemption.
- If the amount you redeem is large enough to affect the Fund's operations, the Fund may pay your redemption "in kind." This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.

REDEEMING SHARES THROUGH THIRD PARTIES. A broker-dealer, financial institution or other service provider may charge a fee to redeem your Fund shares. If the service provider is the shareholder of record, the Fund may accept redemption requests only from that provider.

TELEPHONE TRANSACTIONS
- In times of drastic economic or market conditions, you may have difficulty selling shares by telephone. The Fund reserves the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods. If you are unable to reach the Fund by telephone, please send your redemption request via overnight courier at the address provided above.
- The Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. The Fund uses procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Fund may implement other procedures from time to time.
    If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

SIGNATURE GUARANTEES. The Fund will require the signature guarantee of each account owner to redeem shares in the following situations:
-   to change ownership on your account;
- to send redemption proceeds to a different address than is currently on the account;
-   to have the proceeds paid to someone other than the account's owner;
- to transmit redemption proceeds by federal wire transfer or ACH to a bank other than your bank of record;
- if a change of address request has been received by the transfer agent within the last 30 days; or

-   if your redemption is for more than $20,000.

The Fund requires signature guarantees to protect both you and the Fund from possible fraudulent requests to redeem shares. You can obtain a signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A NOTARY PUBLIC IS NOT AN ACCEPTABLE SIGNATURE GUARANTOR.

SMALL ACCOUNTS. All Fund account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Fund reserves the right to close an account when a redemption or exchange leaves your account balance below $8,000 for Class K shares or $200,000 for Class Y shares, or you discontinue the automatic investment plan before you reach the minimum. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to $8,000 for Class A shares or $200,000 for Class Y shares or to renew your automatic investment plan. This provision does not apply to UGMA/UTMA accounts.



MAKING CHANGES TO YOUR ACCOUNT

You may call or write the Fund to make changes to your account. Common changes include:

Name changes. If your name has changed due to marriage or divorce, send the Fund a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or have your signatures guaranteed.

Address changes. The easiest way to notify the Fund is to return the stub from a recent confirmation or statement. You can also call 1-877-LND-LEAS (1-877-563-5327) with any changes.

Transfer of account ownership. Send the Fund a letter including your account number, the share class, number of shares or dollar amount that are being transferred along with the name, address and Social Security or Taxpayer Identification Number of the person to whom the shares are being transferred. All living registered owners must sign the letter. You will also need to include a signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call us at 1-877-LND-LEAS (1-877-563-5327) to determine what additional documents are required.


                          SPECIAL FEATURES AND SERVICES


ACH TRANSACTIONS
If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your Fund account and bank account. You will receive the NAV next calculated after receipt of your funds, which typically takes 2 to 3 days. There is no charge to you for this procedure. The Fund requires 10 business days to verify your bank information before initiating this privilege. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-877-LND-LEAS (1-877-563-5327).

AUTOMATED TELEPHONE SERVICE
The Fund offers 24-hour, seven days a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Fund, gives you account balances and history (e.g., last transaction, latest dividend distribution), and market commentary from the Adviser's management team. To access the automated system, please call 1-877-LND-LEAS (1-877-563-5327).

AUTOMATIC INVESTMENT PLAN (AIP)
To make regular investing more convenient, you can open an automatic investment plan with an initial investment of $5,000 and a minimum investment of $250 per month after you start your plan. We will automatically transfer from your checking or savings account the amount you want to invest on any of the following days: the 5th, 10th, 15th, 20th, 25th or last day of each month. There is no charge for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20, your purchase will be cancelled and you will be responsible for any resulting losses to the Fund. You can terminate your automatic investment plan at any time by calling the Fund at least 10 days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-877-LND-LEAS (1-877-563-5327) for assistance.

                          OTHER SHAREHOLDER INFORMATION

SHAREHOLDER COMMUNICATIONS

Confirmations. You will receive a confirmation each time you buy, sell or exchange Fund shares. Automatic investment plan participants receive quarterly confirmations of all automatic transactions. Please review your confirmation and notify us immediately if there are any discrepancies in the information.

Quarterly and annual statements. You will receive a quarterly statement providing year-to-date information, including all distributions, purchases and redemptions of Fund shares. Your December statement will include a listing of all transactions for the entire year.

Semi-annual and annual reports. The Fund sends semi-annual and annual reports to its shareholders. These reports provide financial information on your investments and give you a "snapshot" of the Fund's portfolio holdings at the end of its semi-annual and fiscal year periods. Additionally, the annual report discusses the factors that materially affected the Fund's performance for its most recently completed year, including relevant market conditions and the investment strategies and techniques that were used. You may consent to receive the semi-annual and annual reports via electronic mail, over the Internet. Before receiving these documents via electronic mail, you will need to consent to this form of delivery on the application. If you consent to receive these reports via electronic mail, you may obtain paper copies upon request and may revoke your consent at any time.

Prospectus. Each year, the Fund sends all shareholders a new prospectus. Please read the prospectus and keep it for future reference. You may also consent to receive the prospectus via electronic mail. As with the semi-annual and annual reports, you will need to consent to this form of delivery on the application.

Form 1099. Each year you will receive a Form 1099-DIV, showing the source of distributions for the preceding year and a Form 1099-B showing any shares you sold during the year.

Form 1099R. If you received a distribution from an IRA account during the year, you will receive a Form 1099R.



TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS
The Fund may authorize one or more broker-dealers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Fund's behalf. In these cases, the Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund's NAV next computed after it is received in good order by the financial services agent or sub-agent. Designated financial services agents and sub-agents are responsible for transmitting accepted orders and payment for the purchase of shares to the transfer agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.

DISTRIBUTION AND SERVICE FEES - CLASS K SHARES (12B-1 PLAN)
The Fund has adopted a 12b-1 Plan for its Class K shares under which the Fund may pay up to 0.25% of the average daily net assets attributable to Class K shares for certain service and distribution expenses incurred by this class of shares. (This type of plan is named after the rule under the securities laws which permits it.) Because 12b-1 Plan fees paid by the Fund are an ongoing expense, they will increase the cost of an investment in Class K shares, and over time, may cost an investor in Class K shares more than other types of sales charges.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute virtually all of its net investment income and net realized capital gains at least once a year. The Fund will automatically reinvest your dividends and capital gain distributions in additional Fund shares unless you elect to have them paid to you in cash on your account application. If you elect to have your distributions paid in cash, the Fund will send a check to your address of record.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses. The Fund intends to pay dividends quarterly. A capital gain is the increase in the value of a security that the Fund holds. The Fund's gain is "unrealized" until it sells a portfolio security. Each realized capital gain is either short-term or long-term. The tax status of any capital gains distribution is determined by how long the Fund held the underlying security that was sold, rather than how long you have held your Fund shares. The Fund intends to pay capital gains annually, usually in December.

The Fund may also receive distributions of short-term, long-term and unrecaptured Section 1250 capital gains from REITs. To the extent the Fund receives such distributions, such capital gains (including unrecaptured Section 1250 capital gains) will be distributed to shareholders of the Fund.

You will participate in any Fund distributions that are declared starting the day after your purchase is effective. Because the REITs the Fund invests in do not provide complete information about the taxability of their distributions under after the calendar year end, the Fund may not be able to determine how much of its distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the Fund may request permission from the Internal Revenue Service each year for an extension of time to issue Form 1099-DIV until February 28.


Buying a dividend. It generally is not to your advantage to buy shares of the Fund shortly before it makes a distribution. This is known as "buying a dividend." Buying a dividend may cost you money in taxes because you will receive, in the form of a taxable distribution, a portion of the money you just invested (even if you elected to have it reinvested in additional Fund shares). To avoid "buying a dividend," check the Fund's proposed distribution schedule before you invest by calling 1-877-LND-LEAS (1-877-563-5327).

TAXES
You will be subject to income tax on all Fund distributions regardless of whether you receive them in cash or elect to have them reinvested in Fund shares. Dividend distributions and distributions of the Fund's net short-term capital gains are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gains are taxable to you as long-term capital gains. Distributions of unrecaptured Section 1250 capital gains are taxable to you as ordinary income if you are in the 15% tax bracket or at a rate of 25% if you are in the 28% or higher tax bracket.

The Fund's REIT investments may generate significant non-cash deductions, such as depreciation on real estate holdings, while having greater cash flow to distribute to its shareholders. If a REIT distributes more cash than it has taxable income, a return of capital results. The Fund may pay a return of capital distribution to you by distributing more cash than its taxable income. The cost basis of your shares will be decreased by the amount of returned capital, which may result in a larger capital gain when you sell your shares. Although a return of capital is generally is not taxable to you upon distribution, it would be taxable to you as a capital gain if your cost basis in the shares is reduced to zero.

If you sell or exchange your shares, any gain or loss is a taxable event. You may also be subject to state and local income taxes on dividends or capital gains from the sale or exchange of Fund shares.

This tax information provides only a general overview. Please consult your own tax adviser about the tax consequences of an investment in the Fund.

                                     [LOGO]

                   LEND LEASE U.S. REAL ESTATE SECURITIES FUND
TRUSTEES
Susan J. Lloyd-Hurwitz, Chairman
Hubbard R. Garber
William J. Klipp
Kevin Malone
Michael A. Torres

FUND DISTRIBUTOR
Sunstone Distribution Services, LLC
207 East Buffalo Street, Suite 400
Milwaukee, Wisconsin 53202

TRANSFER AGENT
Sunstone Financial Group, Inc.
207 East Buffalo Street, Suite 315
Milwaukee, Wisconsin 53202

CUSTODIAN
Wilmington Trust Company
1100 North Market Street, 9th Floor
Wilmington, Delaware 19890

LEGAL COUNSEL
Goodwin, Procter & Hoar  LLP
Exchange Place
Boston, MA 02109

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105

For More Information

              Additional information about the Fund, including the Fund's Statement of Additional Information, is available to you free upon request. The Statement of Additional Information is incorporated by reference into (is legally part of) this Prospectus.

                        By Telephone:  Call 1-877-LND-LEAS (1-877-563-5327)

                        By Mail:       Write to:  LEND LEASE FUNDS
                                                  P.O. Box 1192
                                                  Milwaukee, Wisconsin 5320-1192

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available in the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-9679.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                                LEND LEASE FUNDS



                   LEND LEASE U.S. REAL ESTATE SECURITIES FUND














         This Statement of Additional Information describes the Class A, Class K and Class Y shares of Lend Lease U.S. Real Estate Securities Fund (the "Fund") and should be read in conjunction with the Prospectus dated March 1, 2000 describing the class in which you intend to invest. The Fund's Class A shares are not currently available for investment. The Fund's Class A shares are described in one Prospectus; the Fund's Class K and Class Y shares are described in another. This Statement of Additional Information is incorporated by reference in its entirety into each of these Prospectuses. Because this Statement of Additional Information is not itself a prospectus, you should not make an investment in shares of the Fund based solely on the information contained herein. You may obtain copies of each Prospectus without charge by calling 1-877-LND-LEAS (1-877-563-5327) or by writing to Lend Lease Funds, P.O. Box 1192, Milwaukee, Wisconsin 53201-1192.






        This Statement of Additional Information is dated March 1, 2000.

                                TABLE OF CONTENTS




                                                                                                    Page
                                                                                                    ----

FUND ORGANIZATION................................................................................3
INVESTMENT POLICIES AND PRACTICES................................................................3
         Investment Restrictions.................................................................3
         Investment Strategies and Risks.........................................................4
MANAGEMENT OF THE FUND...........................................................................13
         Trustees and Officers...................................................................13
         Control Persons and Principal Holders of Securities.....................................16
INVESTMENT ADVISORY AND OTHER SERVICES...........................................................16
         Adviser.................................................................................16
         Sub- Adviser............................................................................17
         Administration and Fund Accounting......................................................17
         Transfer Agent and Dividend-Paying Agent................................................18
         Custodian...............................................................................18
         Distributor.............................................................................18
         Legal Counsel ..........................................................................18
         Independent Accountants.................................................................18
DISTRIBUTION OF SHARES...........................................................................19
PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................20
THE TRUST........................................................................................21
TAXES............................................................................................23
         General.................................................................................23
         Taxation of Certain Mortgage REITs......................................................23
         Distributions...........................................................................24
         Disposition of Shares...................................................................25
         Back-up Withholding.....................................................................25
         Other Taxation..........................................................................25
PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................26
         Determination of Net Asset Value........................................................26
         Reduced Sales Charges...................................................................27
         Suspension of Redemptions...............................................................27
         Redemptions in Kind.....................................................................27
PERFORMANCE INFORMATION..........................................................................28
MISCELLANEOUS....................................................................................31
FINANCIAL STATEMENTS.............................................................................31

                                ----------------

                                FUND ORGANIZATION

         Lend Lease Funds is a non-diversified, open-end, management investment company organized as a Delaware business trust on October 28, 1999 (the "Trust"). The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in series and classes. The Trust currently offers one series of shares, Lend Lease U.S. Real Estate Securities Fund (the "Fund").


                        INVESTMENT POLICIES AND PRACTICES

INVESTMENT RESTRICTIONS

         Consistent with the Fund's investment objective, the Fund has adopted certain investment restrictions. Unless otherwise noted, whenever an investment restriction states a maximum percentage of the Fund's assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of the Fund's acquisition of such security or other asset.

         The Fund's fundamental restrictions cannot be changed without the approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund. Other policies and restrictions set forth in this Statement of Additional Information may be changed by the Trustees without shareholder approval consistent with applicable law.

         The following seven numbered limitations are the Fund's fundamental investment restrictions in their entirety. Except as otherwise noted, the Fund may not:

         1. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended (the "Investment Company Act").

         2. Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33% of the value of the Fund's total assets.

         3. Purchase the securities of any issuer if, as a result, 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, are in securities issued by companies primarily engaged in the same industry, except that the Fund will invest more than 25% of its total assets in the real estate industry.

         4. Act as an underwriter or distributor of securities other than shares of the Fund except to the extent that the Fund's participation as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for the Fund's own portfolio may be deemed to be an underwriting, and except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), by virtue of disposing of portfolio securities.

         5. Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest or deal in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities, and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

         6. Borrow money, except (i) in amounts not to exceed 33% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) to the extent otherwise permitted by the Investment Company Act or any exemption therefrom granted by the SEC and (v) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

         7. Purchase or sell physical commodities or commodities contracts unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from engaging in transactions involving options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies, or from investing in securities or other instruments backed by physical commodities).

                Unless otherwise provided, for purposes of investment restriction (3) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission.

INVESTMENT STRATEGIES AND RISKS

The Prospectus describes the Fund's investment objective, as well as the principal investment strategies used to achieve that objective and the principal risks associated with such strategy. The following information supplements the discussion about the Fund set forth in the Prospectus under the heading "Key Information About the Fund" and "Other Information Regarding Investment Practices."

         TEMPORARY DEFENSIVE MEASURES. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when it believes market conditions warrant a temporary defensive position. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

         NON-DIVERSIFICATION. The Fund is classified as a "non-diversified" Fund under the Investment Company Act, which means that the Fund is not limited by that Act in the proportion of its assets that it may invest in the securities of a single issuer. The Fund's net asset value may be more volatile than that of a more-widely diversified fund because the Fund invests more of its assets in a smaller number of issuers. Consequently, the Fund may be more vulnerable to any single economic, political or regulatory occurrence, and the gains or losses on a single stock will have a greater impact on the Fund's net asset value.

         PORTFOLIO TURNOVER RATE. The Fund intends to have a portfolio turnover rate below 80%. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. A 100% portfolio turnover rate results, for example, if the equivalent of all the securities in the Fund's portfolio are replaced in a one year period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares. The Fund is not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate. Higher portfolio turnover rates result in correspondingly higher brokerage costs for the Fund. Although the existence of a higher portfolio turnover rate has no direct correlation to the tax liability of the Fund, sales of certain stocks will result in realized gains, and, possibly, in increased taxable distributions to shareholders.

         U.S. GOVERNMENT OBLIGATIONS. As a temporary defensive measure, the Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some of the obligations purchased by the Fund, such as U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government and are guaranteed as to both principal and interest by the U.S. Treasury. While the obligations of many of the agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury, they are generally backed indirectly by the U.S. Government. Some of the agencies are indirectly backed by their right to borrow from the U.S. Government. Others are supported solely by the credit of the agency or instrumentality itself, but are given additional support due to the U.S. Treasury's authority to purchase their outstanding debt obligations. However, no assurance can be given that the U.S. Government would provide financial support to U.S. Government-established or sponsored agencies where it is not obligated to do so by law. The U.S. Government does not guarantee the market value or current yield of these obligations, and the U.S. Government's guarantee does not extend to the Fund itself.

         SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, including the operations of any predecessors and parents. Because these companies have only a limited operating history, it is more difficult to evaluate the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned projects and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with investments in smaller companies.

         SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. An investment in companies with smaller capitalizations involves greater risks than investing in larger, more established companies. Smaller company stocks may be subject to more abrupt or erratic price movements, because the stocks are traded in lower volumes in fewer markets and their issuers are more sensitive to changing conditions and have less certain growth prospects. Smaller companies in which the Fund invests may have limited holdings, markets or financial resources, or may be dependent on a small management group. Smaller companies also may be less significant factors within their industries or industry sectors and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

         SPECIAL SITUATIONS. The Fund may also invest in securities of companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services or other special situation that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or which enjoy particular tax advantages. Other examples include companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or which are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

         ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest up to 15% of its net assets in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. The Fund may have to lower the price, sell other portfolio securities instead or forego an investment opportunity, any of which could have a negative impact on Fund management or performance. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.

         The Board has delegated to the Sub-Adviser the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Sub-Adviser considers such factors as (i) the nature of the market for a security (including the institutional, private or international resale market), (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in PORTAL system), and (iv) other permissible relevant factors. Certain securities are deemed illiquid by the Securities and Exchange Commission (the "SEC"), including repurchase agreements maturing in more than seven days and options not listed on a securities exchange or not issued by the Options Clearing Corporation. These securities will be treated as illiquid and subject to the Fund's limitation on illiquid securities. Because an active market may not exist for illiquid securities, the Fund may experience delays and additional cost when trying to sell illiquid securities.

         Restricted securities may be sold in privately negotiated or other exempt transactions, qualified non-U.S. transactions, such as under Regulation S, or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board.

         In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. The Fund may buy or sell restricted securities in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, such Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. The Sub-Adviser will determine the liquidity of Rule 144A Securities under the supervision of the Board of Trustees using various factors such as (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make the market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quality of the issuer. Investments in Rule 144A Securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, disinterested in purchasing such securities. Also, the Fund may be adversely impacted by the possible illiquidity and subjective valuation of such securities in the absence of a market for them.

         CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in a portion of the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities or preferred stocks in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure.

         In selecting convertible securities, the Fund will consider, among other factors, its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; the diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

         The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

         The Fund may realize capital appreciation from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by the Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.


         REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which the Fund acquires securities (generally government securities, bankers' acceptances or certificates of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by the Fund and is unrelated to the interest rate on the instruments. The instruments acquired by the Fund (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by a Fund custodian until they are repurchased. The Sub-Adviser evaluates the creditworthiness of repurchase agreement counterparties and takes steps that are reasonably designed to ensure that the Fund's repurchase agreements are fully collateralized.


         The use of repurchase agreements nevertheless involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by the Fund at a time when their market value has declined, the Fund may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by the Fund are collateral for a loan by the Fund and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interests in the instruments it acquires. While the Fund acknowledges these risks, it is expected that they can be controlled through careful documentation and monitoring.

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund does not currently intend to purchase or sell securities on a when-issued or delayed delivery basis, if as a result, more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

         When the Fund purchases securities on a when-issued basis, it will maintain in a segregated account with its Custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

              LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

         The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act, or the rules and regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned,
(b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

         The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

         HEDGING TRANSACTIONS. The Fund may buy and sell options, futures contracts and options on futures contracts for hedging purposes (i) to protect against the effect of changes in market prices on the value of investments the Fund holds, intends to purchase or intends to sell or (ii) to permit a portion of its portfolio held in cash to perform as if invested in securities. The instruments underlying the Fund's futures and options positions may include, without limitation, securities, securities indices, commodities and currencies. The Fund may also take futures and options positions related to financial, commercial and other economic indicators such as interest rates. (This discussion refers to a derivative instrument's subject matter as the instrument's underlying asset.) The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

         Derivatives, such as options, futures contracts and options on futures contracts enable the Fund to take both "short" positions (positions which reduce the Fund's exposure to a particular instrument or index) and "long" positions (positions which increase the Fund's exposure to a particular instrument or index).

         Futures Contracts. Futures contracts are publicly traded contracts to buy or sell a commodity or an underlying instrument or group of instruments, e.g., a security or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

         The purchase of a futures contract normally enables a buyer to participate in the market movement of the underlying asset after paying a transaction charge and posting margin in an amount typically equal to a percentage of the value of the asset or index. The Fund will initially be required to deposit with the Trust's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

         Initial margin differs from margin in securities transactions in that the former does not involve the borrowing of funds to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying asset has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker. If a liquid market exists, the Fund may choose to close a futures position prior to expiration by taking a position opposite to the one it holds.

         For each futures contract the Fund enters, it will identify to the Trust's custodian assets equal to the face value of the futures contract for maintenance in a separate account to ensure that the use of such futures contracts is unleveraged. The Fund may also "cover" its futures positions using other means as permitted under applicable exchange and regulatory policies.

         Options. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or short position, depending upon whether the Fund is the purchaser or writer (seller) of the option. A call option, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell upon exercise by the option holder, the underlying asset at the exercise price during the option period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy upon exercise by the option holder, the underlying asset at the exercise price during the option period.

         The purchaser of an option receives the opportunity to benefit from favorable movements in the price of the option's underlying asset while risking only the amount of the premium regardless of unfavorable movements in the price of the underlying asset. In general, a purchased put increases in value as the value of the underlying asset falls and a purchased call increases in value as the value of the underlying asset rises.

         The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying asset if the other party to the option chooses to exercise it. The writer may seek to terminate its exposure to a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. If the value of the underlying asset remains unchanged over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the value of the underlying asset falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying asset directly, however, because the premium received for writing the option should offset the effects of the decline to some extent.

         Writing a call option obligates the writer to deliver the option's underlying asset, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. At the same time, because a call writer must be prepared to deliver the underlying asset in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

         The Fund may engage in options on futures contracts. These options give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. When writing an option on a futures contract, the Fund will be required to make margin payments as described above for other types of futures contracts. The Fund's transactions in options are subject to applicable regulatory requirements regarding the segregation of assets to cover its positions.


         Limitations and Risks of Derivatives. Before engaging in any transactions involving futures, the Fund will file a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. The Fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the Fund can commit assets to initial margin deposits and option premiums.


         The Fund's ability to use derivatives effectively depends on the degree to which price movements in its holdings correlate with price movements of its derivatives positions. The Fund may invest in derivatives based on securities with different issuers, maturities, or other characteristics from the securities in which the Fund typically invests, which involves a risk that the derivatives position will not track the performance of the Fund's other investments. Options and futures prices can also diverge from the prices of their underlying assets, even if the underlying assets match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying asset, and the time remaining until expiration of the contract, which may not affect securities prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. As a result of these factors, the Fund's futures and options positions may not perform as expected.

         The market for a derivative instrument may also be less liquid than the market for its underlying asset. Some positions in futures and options may be closed out only on the exchange where they are traded. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out its derivatives strategies and might, in some cases, require the Fund to deposit additional cash to meet applicable margin requirements.



                             MANAGEMENT OF THE FUND

         As a Delaware business trust, the business and affairs of the Fund are managed by its officers under the direction of its Board of Trustees. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Adviser and Sub-Adviser.

TRUSTEES AND OFFICERS

         Information regarding the Board of Trustees and officers of the Fund, including their principal business occupations during at least the last five years, is set forth below. An asterisk appears next to the name of each Trustee who is an interested person of the Fund as defined by the Investment Company Act.

----------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE                   POSITIONS HELD WITH         PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
                                        THE FUND
----------------------------------------------------------------------------------------------------------------------
Susan J. Lloyd-Hurwitz*                 Chairman of the Board,      President, Lend Lease Rosen Real Estate Securities
1995 University Avenue                  President                   LLC, an investment advisory firm (1999-present);
Suite 550                                                           CEO, Rosen Consulting Group, LLC (1999-Present);
Berkeley, CA 94704                                                  Senior Vice President, (1997-1999), Principal
DOB: 2/15/67                                                        (1999-present) Lend Lease Real Estate Investments,
                                                                    Inc.; Portfolio Manager, General Property Trust
                                                                    (1994-1997).
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Hubbard R. Garber                       Trustee                     Partner, Barrington Financial Group, LLC, a
101 Federal Street                                                  consulting and investment advisory firm
19th Floor                                                          (1996-present); Consultant, Chestnut Partners, a
Boston, MA 02110                                                    consulting and investment advisory firm
DOB: 3/13/59                                                        (1995-1996).
----------------------------------------------------------------------------------------------------------------------
William J. Klipp                        Trustee                     Private investor (2000-present); President and
530 Kentucky Avenue                                                 Chief Operating Officer, Charles Schwab Investment
San Mateo, CA 94402                                                 Management, Inc., an investment advisory firm
DOB: 12/9/55                                                        (1995-1999); Executive Vice President, Schwab
                                                                    Funds(R) and Charles Schwab & Co., Inc.
                                                                    (19995-1999).
----------------------------------------------------------------------------------------------------------------------
Kevin Malone                            Trustee                     President and Founder, Greenrock Research, LLC
Greenrock Research, LLC                                             (1996-present); Portfolio Manager, Alliance
231 West 22nd Street                                                Capital Management, an investment advisory firm
Oak Brook, IL 60523                                                 (1995-1996).
DOB: 7/3/47
----------------------------------------------------------------------------------------------------------------------
Michael A. Torres*                      Trustee, Vice President     President and Co-President, Lend Lease Rosen Real
1995 University Avenue                                              Estate Securities, LLC, an investment advisory
Suite 550                                                           firm (1998-present); ERE Rosen Real Estate
Berkeley, CA 94704                                                  Securities, L.L.C., an investment advisory firm
DOB: 6/21/60                                                        (1997-1998); Director, AMB Rosen Real Estate
                                                                    Securities, L.L.C., an investment advisory firm
                                                                    (1995-1997).
----------------------------------------------------------------------------------------------------------------------
Mark A. Hoopes                          Vice President, Assistant   Vice   President, Lend Lease Real Estate
1995 University Avenue                  Treasurer                   Investments, Inc. (2000-present); Account
Suite 550                                                           Director, Mutual Fund Services Division, SEI
Berkeley, CA 94704                                                  Investments, Inc. (1994-2000).
DOB: 3/31/64
----------------------------------------------------------------------------------------------------------------------
Jon P. Kiekhofer                        Treasurer                   Administration Services Manager (1999-present),
207 East Buffalo Street                                             Senior Financial Analyst (1995-1999), Financial
Suite 400                                                           Analyst (1994-1995) - Sunstone Financial Group,
Milwaukee, WI 53202                                                 Inc.
DOB: 12/20/58
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Gage R. Johnson                         Secretary                   Principal (1999 to present), Senior Vice President
Lend Lease Real Estate                                              (1999) - Legal Department, Lend Lease Real Estate
Investments, Inc.                                                   Investments, Inc.; Of Counsel, Real Estate
Monarch Tower                                                       Department - Paul, Hastings, Janofsky & Walker LLP
3424 Peachtree Road, N.E.                                           (1994-1998).
Suite 800
Atlanta, GA 30326
DOB: 11/28/61
----------------------------------------------------------------------------------------------------------------------
Patricia K. Styles                      Assistant Secretary         Blue Sky and Client Development Manager
207 East Buffalo Street                                             (1999-present), Blue Sky Supervisor (1996-1999),
Suite 400                                                           Senior Compliance Analyst (1995-1996), Compliance
Milwaukee, WI 53202                                                 Analyst (1994-1995) - Sunstone Financial Group,
DOB: 3/9/58                                                         Inc.
----------------------------------------------------------------------------------------------------------------------

         At various times beginning in 1997 and continuing through January 2000, Barrington Financial Group, LLC, the consulting and investment advisory firm of which Mr. Garber is a partner, provided the Adviser, Sub-Adviser and various of their respective affiliates with advice regarding the development of collective investment vehicles including the Trust. Barrington Financial Group's aggregate fees for these services during the period were approximately $80,000 which was not material to the business of Barrington Financial Group or the business of the Adviser, the Sub-Adviser or their respective affiliates. Mr. Torres is a Director of Manufactured Home Communities, Inc., a REIT primarily in the business of owning, operating, leasing, developing, redeveloping and acquiring manufactured home communities; the Fund does not intend to purchase securities of Manufactured Home Communities, Inc. so long as Mr. Torres is a Director of the company.

         The Trustees of the Trust who are officers of the Adviser or Sub-Adviser receive no remuneration from the Fund. Each of the other Trustees will be paid the sum of $500 per meeting attended, and will be reimbursed for the expenses of attending meetings.








                             COMPENSATION TABLE (a)

--------------------------------------------------------------------------------------
                           AGGREGATE COMPENSATION FROM        TOTAL COMPENSATION FROM
    NAME OF PERSON                   FUND                      TRUST PAID TO TRUSTEES
    --------------                   ----                      ----------------------
Susan J. Lloyd-Hurwitz                $0                               $0
Hubbard R. Garber                   $2,000                           $2,000
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
William J. Klipp                    $2,000                           $2,000
Kevin Malone                        $2,000                           $2,000
Michael A. Torres                     $0                               $0
--------------------------------------------------------------------------------------

(a) The information provided in the above table is based on an estimate of payments to be made for the Fund's first fiscal year ending January 31, 2001. The Trust has not adopted any pension or retirement plans for the officers or Trustees of the Trust. Therefore, there have been no benefits accrued as part of Trust expenses nor are there estimated currently any annual benefits upon retirement.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         As of January 31, 2000, the Sub-Adviser owned all of the outstanding shares of the Fund. As of January 31, 2000, the trustees and officers of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund.



                    INVESTMENT MANAGEMANT AND OTHER SERVICES

         ADVISER. The investment adviser to the Fund is Lend Lease Real Estate Investments, Inc. (the "Adviser"). The Adviser was organized as a Delaware corporation on May 18, 1984, and its principal place of business is Monarch Tower, 3424 Peachtree Road, N.E., Suite 800, Atlanta, Georgia 30326. Pursuant to an advisory agreement entered into between the Trust on behalf of the Fund and the Adviser (the "Advisory Agreement"), the Adviser provides continuous investment management services to the Fund. The Adviser also provides the Fund with office space, equipment and personnel necessary to operate and administer the Fund's business and to supervise the provision of services by third parties. The Adviser is a wholly-owned indirect subsidiary of Lend Lease Corporation Limited, an integrated property and financial services company listed on the Australian and New Zealand stock exchanges with a market capitalization exceeding U.S. $5 billion.

         The Advisory Agreement is dated February 1, 2000. The Advisory Agreement has an initial term of two years and thereafter is required to be approved annually by the Board of Trustees of the Trust or by vote of a majority of the Fund's outstanding voting securities (as defined in the Investment Company Act). Each annual renewal must also be approved by the vote of a majority of the Fund's Trustees who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on 60 days' written notice by the Trustees, by vote of a majority of a Fund's outstanding voting securities, or by the Adviser, and will terminate automatically in the event of its assignment.


         The Adviser and Sub-Adviser have contractually agreed, through January 31, 2002, to limit total annual operating expenses to the following percentages of average daily net assets for each class of shares of the Fund: Class A shares (1.50%), Class K shares (1.25%) and Class Y shares (0.97%), subject to later reimbursement by the Fund in certain circumstances. After that date, the limitations may be renewed for one year periods under certain conditions. See "Investment Management" in the Prospectus for further information.


         SUB-ADVISER. The sub-adviser to the Fund is Lend Lease Rosen Real Estate Securities LLC (the "Sub-Adviser" or "Lend Lease Rosen"). The Sub-Adviser was organized as a Delaware limited liability company on February 14, 1995, and its principal place of business is 1995 University Avenue, Suite 550, Berkeley, CA 94704. Pursuant to a sub-advisory agreement entered into between the Adviser and the Sub-Adviser (the "Sub-Advisory Agreement"), the Sub-Adviser provides an investment program for the Fund, makes investment decisions for the Fund and places all orders for the purchase and sale of portfolio securities and all other instruments. The activities of the Sub-Adviser are subject to the supervision and control of the Trustees and the Adviser.

         As compensation for its services, the Adviser pays to the Sub-Adviser a sub-advisory fee at the annual rate of .40% of the Fund's average daily net assets. The sub-advisory fee is accrued daily and paid monthly.

         The Adviser owns a 50% interest in the Sub-Adviser. Dr. Kenneth T. Rosen, the founder of Lend Lease Rosen, owns an approximately 45% interest in the Sub-Adviser.


         The Adviser and Sub-Adviser have contractually agreed, through January 31, 2002, to limit total annual operating expenses to the following percentages of average daily net assets for each class of shares of the Fund: Class A shares (1.50%), Class K shares (1.25%) and Class Y shares (0.97%), subject to later reimbursement by the Fund in certain circumstances. After that date, the limitations may be renewed for one year periods under certain conditions. See "Investment Management" in the Prospectus for further information.


         ADMINISTRATION AND FUND ACCOUNTING. Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202 ("Sunstone") has entered into an agreement with the Fund to provide various administrative and fund accounting services to the Fund (the "Administration Agreement"). Sunstone's services include, but are not limited to, the following: calculating daily net asset values for the Fund; overseeing the Fund's Custodian; assisting the preparation and filing of all federal income and excise tax filings (other than those to be made by the Fund's Custodian); overseeing the Fund's fidelity insurance relationships; participating in the preparation of the Fund's registration statement; preparing notice and renewal securities filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Fund's expenses; monitoring the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"); monitoring compliance with the Fund's investment policies and restrictions and generally assisting the Fund's administrative operations. Sunstone, at its own expense, and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement.

         For the foregoing, Sunstone receives a fee on the value of the Fund computed daily and payable monthly, at the annual rate of 0.17 percent of the first $50 million of its average daily net assets, and decreasing as assets reach certain levels, subject to an annual minimum fee of $68,750, plus out-of-pocket expenses.

         TRANSFER AGENT AND DIVIDEND-PAYING AGENT. Sunstone also acts as the Fund's transfer agent and dividend-paying agent. As such, Sunstone processes purchase and redemption requests for the securities of the Fund, keeps records of shareholder accounts and transactions, pays dividends as declared by the Board of Trustees and issues confirmations of transactions to shareholders. For these services, the Fund pays Sunstone a fee based on the number of shareholder accounts, transactions and other activities, subject to a minimum annual fee. Sunstone does not exercise any supervisory functions over the management of the Fund or the purchase and sale of Fund securities.

         From time to time, the Trust, on behalf of the Fund, either directly or indirectly through arrangements with the Adviser, the Sub-Adviser, the Distributor (as hereinafter defined) or Sunstone, in its capacity as transfer agent, may pay amounts to third parties that provide transfer agent-type services and other administrative services relating to the Fund to persons who have a beneficial interest in the Fund, such as 401(k) plan participants. These services may include, among other things, sub-accounting services, transfer agent type activities, answering Fund-related inquiries, transmitting proxy statements, annual reports, updated prospectuses and other communications regarding the Fund and other related services as the Fund may request.

         CUSTODIAN. Wilmington Trust Company, 1100 North Market, 9th Floor, Wilmington, Delaware, 19890 (the "Custodian"), serves as the custodian for the Fund. Under the terms of the Custody Agreement, the Custodian is responsible for the receipt and delivery of the Fund's securities and cash. The Custodian does not exercise any supervisory functions over the management of the Fund or the purchase and sale of securities.

         DISTRIBUTOR. Under an agreement with the Trust, on behalf of the Fund, Sunstone Distribution Services, LLC, 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202 (the "Distributor") acts as principal underwriter for the Fund and acts as exclusive agent for the Fund in selling its shares to the public. The Distributor shall offer shares of the Fund on a continuous basis and may engage in advertising and solicitation activities in connection therewith. The Distributor is not obligated to sell any certain number of shares of the Fund. For marketing and distribution services provided, the Fund pays the Distributor compensation at the annual rate of 0.02% of the first $250 million of its average daily net assets and decreasing as assets reach certain levels, subject to an annual minimum fee of $25,000, plus out-of-pocket expenses.

         LEGAL COUNSEL. Goodwin, Procter & Hoar LLP, with offices at Exchange Place, Boston, Massachusetts 02109, serves as counsel to the Fund.


         INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP are the independent accountants for the Fund. They are responsible for performing an audit of the Fund's year-end financial statements as well as providing accounting and tax advice to the management of the Fund.


                             DISTRIBUTION OF SHARES

         The Fund has adopted Plans of Distribution (the "Plans") for Class A and Class K shares, respectively, under Rule 12b-1 of the Investment Company Act. Each Plan provides that the Fund may make payments up to 0.25% (on an annual basis) of the average daily value of the net assets of the class in question (the "12b-1 fee") designed to result in the sale of, or the servicing of shareholder accounts, holding shares of the class of Fund shares to which the Plan applies. Some or all of the 12b-1 fee may be used to compensate brokers and other authorized institutions ("Authorized Firms") for their efforts in selling shares of that class and/or for providing account administration services to their clients who are beneficial owner of such shares. One or more affiliates of the Adviser and Sub-Adviser may act as Authorized Firms. The services provided by the Authorized Firms may include, among other things, receiving, aggregating and processing shareholder or beneficial owner (collectively "shareholder") orders; furnishing shareholder subaccounting; providing and maintaining retirement plan records; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining account records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing various shareholder reports and confirmations for transactions by shareholders; performing daily investment ("sweep") functions for shareholders and performing similar account and administrative services. Any 12b-1 fees received by the Distributor and not allocated to Authorized Firms may be retained by the Distributor to compensate the Distributor for services provided and expenses incurred by it in connection with sales, promotional and marketing activities relating to that class (e.g. for advertising costs, the cost of printing and mailing prospectuses and reports to potential investors).

         The Trustees have determined that, in their judgment, there is a reasonable likelihood that each 12b-1 Plan will benefit the Fund and holders of the class to which the Plan applies. In the Trustees' quarterly review of the 12b-1 Plans, they will consider the continued appropriateness of and the level of compensation provided in the Plans.

         Each Plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Plan. Each Plan has also been approved by the holders of a "majority" (as defined in the Investment Company Act) of the shares of the applicable class. The shareholder vote for each class was cast by the Sub-Adviser as the sole initial holder of shares of that class.

         Unless a Plan is terminated as described below, it continues in effect from year to year but only if the Fund's Board of Trustees and the Independent Trustees specifically vote annually to approve its continuance. (In the context of Plan approvals, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the Plan or any agreement under such Plan; otherwise, "Independent Trustees" means those Trustees who are not interested persons of the Fund.) Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the Plan. A Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the applicable class.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a Plan. An amendment to increase materially the amount of payments to be made under a Plan must be approved by a "majority" (as defined in the Investment Company Act) of the applicable class.



                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Sub-Adviser is primarily responsible for decisions to buy and sell securities for the Fund, for the placement of its portfolio business and the negotiation of the commissions to be paid on such transactions, subject to the supervision of the Board of Trustees. It is the policy of the Sub-Adviser to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Sub-Adviser.

         The Sub-Adviser will place orders pursuant to its investment determination for the Fund either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Sub-Adviser will use its best effort to seek on behalf of the Fund the best overall terms available. In selecting brokers and assessing the best overall terms available for any transaction, the Sub-Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased or sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., "markups" when the market maker sells a security and "markdowns" when the market maker purchases a security). In some instances, the Sub-Adviser may determine that better prices are available from non-principal market makers who are paid commissions directly. Subject to obtaining the best price and execution, the Sub-Adviser may consider the sales of shares of the Fund when allocating Fund portfolio transactions to brokers.

         In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Sub-Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which the Sub-Adviser or an affiliate of the Sub-Adviser exercises investment discretion. While the Sub-Adviser believes these services have substantial value, they are considered supplemental to its own efforts in the performance of its duties. Other clients of the Sub-Adviser may indirectly benefit from the availability of these services to the Sub-Adviser, and the Fund may indirectly benefit from services available to the Sub-Adviser as a result of transactions for other clients. The Sub-Adviser is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities the Sub-Adviser has to the Fund. In no instance, however, will portfolio securities be purchased from or sold to the Sub-Adviser, or any affiliated person of either the Trust or the Sub-Adviser, acting as principal in the transaction, except to the extent permitted by the SEC through rules, regulations, decisions and no-action letters.

         The Sub-Adviser may retain advisory clients in addition to the Fund and place portfolio transactions for these accounts. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Sub-Adviser in servicing all of its accounts; not all of such services may be used by the Sub-Adviser in connection with the Fund. In the opinion of the Sub-Adviser, it will not be possible to separately measure the benefits from research services to each of the accounts (including the Fund) to be managed by the Sub-Adviser. Because the volume and nature of the trading activities of the accounts will not be uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, such costs to the Fund will not, in the opinion of the Sub-Adviser, be disproportionate to the benefits to be received by the Fund on a continuing basis.

         On occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary or agency accounts managed by it, the Sub-Advisory Agreement provides that the Sub-Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other accounts in order to obtain the best overall terms available with respect to common and preferred stocks and the best net price and execution with respect to other securities. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and other accounts involved. The Sub-Adviser has established allocation procedures designed to achieve these goals. In some instances, these procedures may adversely affect the size of the position obtainable for the Fund or the amount of the securities that are able to be sold for the Fund.

                                    THE TRUST

         The Trust, a Delaware business trust, is a non-diversified open-end management investment company, registered under the Investment Company Act. Under the terms of the Trust's Master Trust Agreement dated October 28, 1999 (the "Master Trust Agreement"), the Trustees of the Trust are ultimately responsible for the management of the Fund's business and affairs. The Fund represents a separate series of the Trust's shares of beneficial interest. There are no other series currently, but the Trust's Board of Trustees is empowered to establish additional Funds at any time without shareholder approval. Shares of the Fund are currently issued in three classes: Class A, Class K and Class Y. The Board of Trustees may establish additional classes at any time without shareholder approval. Each share purchased in compliance with the procedures established by the Trust will be fully paid and nonassessable.

         Under the Master Trust Agreement, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.0001 per share, of the Fund. Shares issued by the Fund have no preemptive, conversion or subscription rights. Each share of the Fund has equal and exclusive rights to a proportionate share of dividends and distributions declared by the Fund and to the net assets of the Fund upon liquidation or dissolution, except such differences as are attributable to differential class expenses.

         Shareholders are entitled to one vote for each dollar of net asset value held and a proportional fractional vote for any fractional dollar amount of net asset value held. Shareholders of the Fund or of a class of the Fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other series of the Trust or other classes of the Fund, respectively.

         The assets received by the Trust from the issue and sale of shares of the Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund and constitute the underlying assets of the Fund. The underlying assets of the Fund are required to be segregated on the books of account and are to be charged with the expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to the Fund shall be allocated by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and the type of expense and the relative size of the Fund and any other series then in existence.

         Each share of the Fund has equal dividend, redemption and liquidation rights with other shares of that Fund. Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no annual shareholders meeting unless otherwise required by the Investment Company Act. Special meetings of shareholders may be called from time to time for purposes such as electing or removing Trustees, changing a fundamental policy or approving an investment advisory agreement.

         The Board will be a self-perpetuating body until fewer than 50% of the Trustees serving as such are Trustees who were elected by shareholders. At that time, another meeting of shareholders will be called to elect Trustees. Under the Master Trust Agreement and the Investment Company Act, any Trustee may be removed by votes of two-thirds of the outstanding Trust shares, and holders of ten percent or more of the outstanding shares of the Trust can require the Trustees to call a meeting of shareholders for the purpose of the removal of one or more Trustees. Whenever ten or more shareholders of the Trust who have been such for at least six months, and who hold in the aggregate shares having a net asset value of at least $25,000 or which represent at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting, and such application is accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five (5) business days after receipt of such application either (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication or form of request.

         Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

                                      TAXES

         GENERAL. The Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. To so qualify, the Fund must meet the following requirements: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

         As a RIC, the Fund generally will not be subject to U.S. Federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

         If the Fund fails to qualify for treatment as a RIC in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund that did not qualify for treatment as a RIC would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

         TAXATION OF CERTAIN MORTGAGE REITS. The Fund may invest in REITS that hold residual interests in real estate mortgage investment conduits (REMICs). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by them with the same consequences as if these shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses and (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on some income. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a shareholder in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

         DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends pay by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. Dividends attributable to the Fund's investments in REITs generally will not qualify for the dividends received deduction. In addition, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable to shareholders at the applicable long-term capital gains rate (or the rate for unrecaptured Section 1250 capital gains, as applicable and designated by the Fund), whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares, and they are not eligible for the dividends received deduction. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

         Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during January of the following calendar year. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

         If the net asset value of shares is reduced below a shareholder's cost as the result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

         In addition, if Fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the dividends-received deduction for corporations to the extent that (i) the Fund held shares receiving the dividend for more than 45 days and (ii) the dividends were not received from REITs or foreign holdings.

         The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to declare and distribute dividends during each year sufficient to prevent imposition of the excise tax.

         DISPOSITION OF SHARES. Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss that will be treated as a capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the disposal of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of the Fund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

         BACKUP WITHHOLDING. The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions and gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All distributions and proceeds from the redemption of the Fund's shares will be subject to withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with a Form W-9 to certify the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, that shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

         OTHER TAXATION. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not address all of the tax consequences applicable to the Fund or shareholders, and shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         DETERMINATION OF NET ASSET VALUE. As set forth in the Prospectus, the net asset value of the Fund will be determined as of the close of trading (typically 4 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. Class A Shares of the Fund are offered and sold on a continuous basis at the Offering Price, which is the sum of the net asset value per share (next computed following receipt of a purchase request) and the applicable sales charge. The Class A sales charge may be waived for certain investors. For more information, please see "Front-end sales charge exemptions" in the prospectus.


         In connection with the determination of the Fund's net asset value, securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the average mean price. Options written or purchased by the Fund are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review and possible revision by the Fund's Sub-Adviser. Any modification of the price of a debt security furnished by a pricing service will be made pursuant to procedures adopted by the Trust's Board of Trustees. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Trust's Board of Trustees.

         Generally, trading in U.S. Government securities and certain cash equivalents and repurchase agreements, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of the Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and at the close of the New York Stock Exchange, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined by management and approved in good faith by the Trustees.


         For purposes of determining the net asset value per share of the Fund, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars furnished by a pricing service approved by the Trustees.

         The Fund's net asset value per share will be calculated separately from the per share net asset value of the other funds of the Trust, if any. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together will all net investment income, earnings, profits, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular series. The Fund will be charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust's funds. Subject to the provisions of the Trust's Declaration of Trust, determinations by the Trustees as to the direct and allocable expenses, and the allocable portion of any general assets, with respect to a particular fund are conclusive.

         REDUCED SALES CHARGES. The Fund's Letter of Intent ("LOI") allows for reduction of the initial sales charge for Class A shares when multiple purchases of Class A shares are combined by taking advantage of the breakpoints in the sales charge schedule. By completing the LOI application, you express an intention to invest during the next 13-month period a specified amount (minimum of at least $100,000) which, if made at one time would qualify for a reduced sales charge. Any Class A shares owned on the date the LOI is executed may be used as credit toward the completion of the LOI. However, the reduced sales charge will only be applied to new purchases. Any redemptions made during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been satisfied. If, at the end of the 13-month period covered by the LOI, the total amount of purchases (less redemptions) does not equal the amount indicated, the difference between the sales charge paid at the reduced rate and the sales charge applicable to the purchases actually made must be paid. Shares equal to 5% of the amount specified in the LOI will be held in escrow during the 13-month period and are subject to involuntary redemption to assure any payment of a higher applicable sales charge.

         By signing the LOI application, the Distributor has a security interest in the reserved shares and the Distributor is appointed attorney-in-fact to sell any or all of the reserved shares to cover any additional sales charges if the undertaking is not fulfilled. The completion of the LOI application is not binding, but the purchase must be completed in accordance with the terms of the LOI to obtain the reduced sales charge. For more information about the LOI, contact the Fund directly or contact an investment professional.




         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Fund, under the following conditions authorized by the 1940 Act: (1) for any period during which the New York Stock Exchange is closed, other than customary weekend or holiday closings, or during which trading on the Exchange is restricted; (2) for any period during which an emergency exists as the result of which the disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for the Fund to determine the fair value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

         REDEMPTIONS IN KIND. It is possible that conditions may exist in the future which would, in the opinion of the Board of Trustees, make it undesirable for the Fund to pay for redemptions in cash. In such cases the Board may authorize payment to be made in portfolio securities of the Fund. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs when selling such securities.

                             PERFORMANCE INFORMATION

         The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the performance of the Fund's investments, and the allocation of expenses among classes.


         Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). In addition, the payment of the applicable redemption fee for Class A shares is deducted for returns for the one-year period. There is no sales charge on Class I shares and Class K shares.

         Average Annual Total Return. To facilitate the comparability of historical performance data from one mutual fund to another, the SEC has developed guidelines for the calculation of average annual total return. The average annual total return for the Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period.
This calculation can be expressed as follows:

         P(1 + T)N = ERV

Where:

         T= average annual total return.

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

         P =   hypothetical initial payment of $1,000.

         N =  period covered by the computation, expressed in terms of years.

         Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

         ERV - P
         -------  =  Total Return
            P

         SEC 30-day Yield. The Fund calculates its 30-day (or one month) yield in accordance with the method prescribed by the SEC for mutual funds:

                             a-b
                  Yield =2[(______ +1)6 -1]
                             cd

Where:

         a = dividends and interest earned during the period

         b = expenses accrued for the period (net of reimbursements);

         c = average daily number of shares outstanding during the period entitled to receive dividends; and

         d = net asset value per share on the last day of the period.

         The Fund's performance figures for each class will be based upon historical results and will not necessarily be indicative of future performance. The Fund's returns and net asset value will fluctuate and the net asset value of shares when sold may be more or less than their original cost. Any additional fees charged by a dealer or other financial services firm would reduce the Fund's returns.

         From time to time, in marketing and other literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objective and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

         The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Rankings are not absolute or necessarily predictive of future performance.

         The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of or selections from, editorials or articles about the Fund. Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

         The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. Such indices may include the Standard & Poor's 500(R) Index, the Nasdaq Over-the-Counter Composite Index, the Wilshire REIT Index, the Morgan Stanley REIT Index and the NAREIT Total Return Index. There are differences and similarities between the investments that the Fund may purchase for its portfolio and the investments measured by these indices.

         Occasionally statistics may be used to specify the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500(R) Index. A beta of more than
1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

                                  MISCELLANEOUS

         The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC (the "Commission") under the Securities Act with respect to the securities offered by the Fund's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information, pursuant to the rules and regulations of the Commission. The Registration Statement including the exhibits filed therewith may be examined at the office of the Commission in Washington, D.C.

         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.


                              FINANCIAL STATEMENTS

         The following financial statements have been audited and are attached hereto:

         1.    Statement of Assets and Liabilities
         2.    Statement of Operations
         3.    Notes to the Financial Statements
         4.    Report of Independent Accountants